As filed with the Securities and Exchange Commission on May 2, 2008
                      1933 Act Registration No. [________]


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549
                   __________________________________________

                                   FORM N-14

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No. [ ]     Post-Effective Amendment No. [ ]

                        (Check appropriate box or boxes)


                          Neuberger Berman Equity Funds
               (Exact name of Registrant as specified in charter)
                                605 Third Avenue
                          New York, New York 10158-0180
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:
                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1601
             (Names and Addresses of Agents for Service of Process)

      Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement goes effective under the Securities Act of 1933, as amended.

      Title of Securities being registered: Advisor Class and Investor Class Shares of Neuberger Berman Genesis Fund.

      No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

      It is proposed that this filing will go effective on June 1, 2008 pursuant to Rule 488.

                          NEUBERGER BERMAN EQUITY FUNDS
                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


     This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders

Notice of Special Meeting

Part A - Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                                               NEUBERGER BERMAN
                                                       A Lehman Brothers Company


                         NEUBERGER BERMAN FASCIANO FUND
                   (A SERIES OF NEUBERGER BERMAN EQUITY FUNDS)

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700


            SPECIAL MEETING OF SHAREHOLDERS TO BE HELD AUGUST 1, 2008

June [6], 2008

Dear Shareholder,

      As a shareholder of Neuberger Berman Fasciano Fund ("Fasciano Fund"), you are being asked to vote on a proposed reorganization of Fasciano Fund into Neuberger Berman Genesis Fund ("Genesis Fund," and together with Fasciano Fund, the "Funds"), each a series of Neuberger Berman Equity Funds (the "Trust"). We believe that the proposed reorganization of Fasciano Fund into Genesis Fund will allow you to maintain your investment objectives. Like Fasciano Fund, Genesis Fund seeks growth of capital and invests primarily in common stocks of small-capitalization companies. The enclosed combined Proxy Statement and Prospectus, together with the Genesis Fund Prospectus, contain further information about the merger and Genesis Fund, including performance data.

      The Board of Trustees of the Trust has called a special meeting of shareholders of Fasciano Fund (the "Meeting") to be held on August 1, 2008, at 605 Third Avenue, 41st Floor, New York, New York 10158-3698, at 11:00 a.m., Eastern time, in order to vote on a Plan of Reorganization and Dissolution (the "Reorganization Plan"). The Reorganization Plan provides for (1) Fasciano Fund to transfer its assets to Genesis Fund in exchange for Advisor Class and Investor Class shares of Genesis Fund and the assumption by Genesis Fund of Fasciano Fund's liabilities, (2) distribution of those Genesis Fund shares to the shareholders of Fasciano Fund in exchange for their Fasciano Fund shares, and (3) the dissolution of Fasciano Fund thereafter (the "Reorganization").

      AFTER  CAREFUL  CONSIDERATION,   THE   BOARD  OF  TRUSTEES  OF  THE  TRUST
UNANIMOUSLY RECOMMENDS THAT YOU SUPPORT THE REORGANIZATION AND VOTE "FOR" THE REORGANIZATION PLAN.

      If the shareholders of Fasciano Fund approve the Reorganization Plan, this is how the Reorganization will work:

            o     Fasciano Fund will transfer its assets to Genesis Fund.

            o In return, Genesis Fund will issue new shares to Fasciano Fund, which then will be distributed to you in an amount equal in total net asset value to the total net asset value of your Fasciano Fund shares as of the closing date of the reorganization. Whichever class of Fasciano Fund you now hold
                  - Advisor Class or Investor Class you will receive the same class of Genesis Fund. Genesis Fund will also assume all
                  liabilities   of   Fasciano   Fund   at   the   time   of  the
                  Reorganization.

            o     Fasciano Fund will dissolve thereafter.

            o You will not incur any sales loads or similar transaction costs as a result of the Reorganization.

      YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. Whether or not you plan to attend the Meeting in person, please read the Proxy Statement and Prospectus and cast your vote promptly. To vote, simply date, sign and return the proxy card(s) in the enclosed postage-paid envelope or follow the instructions on the proxy card(s) for voting by touch-tone telephone or on the Internet. If we do not hear from you by [___], 2008, our proxy solicitor, Computershare Fund Services, may contact you.

      It is important that your vote be received no later than the time of the Meeting.


Sincerely,



Peter E. Sundman
Chairman of the Board
Neuberger Berman Equity Funds

                         NEUBERGER BERMAN FASCIANO FUND
                   (A SERIES OF NEUBERGER BERMAN EQUITY FUNDS)

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700
                                _________________

                         IMPORTANT NEWS FOR SHAREHOLDERS
                                _________________

While we encourage you to read the full text of the enclosed combined Proxy Statement and Prospectus (the "Proxy Statement/Prospectus"), here is a brief overview of the proposal to be voted upon. Please refer to the more complete information about the proposal contained elsewhere in the Proxy Statement/Prospectus.
                                _________________

     QUESTIONS AND ANSWERS ABOUT THE REORGANIZATION AND REORGANIZATION PLAN

Q:    WHY IS A SHAREHOLDER MEETING BEING HELD?

A: The shareholder meeting is being held to ask you to approve a Plan of Reorganization and Dissolution (the "Reorganization Plan"). The Reorganization Plan provides for (1) Neuberger Berman Fasciano Fund ("Fasciano Fund") to transfer its assets to Neuberger Berman Genesis Fund ("Genesis Fund"), in exchange for Advisor Class and Investor Class shares of Genesis Fund and the assumption by Genesis Fund of Fasciano Fund's liabilities, (2) distribution of those Genesis Fund shares to the shareholders of Fasciano Fund in exchange for their Fasciano Fund shares, and (3) the dissolution of Fasciano Fund thereafter (the "Reorganization").

Q:    WHY IS THE REORGANIZATION BEING RECOMMENDED?

A: In March 2008, the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of Fasciano Fund and Genesis Fund (the "Funds") under the Investment Company Act of 1940, as amended, unanimously approved the Reorganization and the Reorganization Plan with respect to each Fund. The Board has determined that combining the Funds, which have substantially similar investment objectives and similar investment mandates in that both Funds invest in common stocks of small-capitalization companies, would better serve the Funds' shareholders. Some of the potential benefits of the Reorganization are that the combined fund will have potentially greater investment opportunities and market presence than Fasciano Fund; the Reorganization will eliminate duplicative expenses and can reduce associated operational costs of the Funds; the combined fund's viability is expected to be better than Fasciano Fund's due to a larger asset base; and Genesis Fund has better comparative total return than Fasciano Fund over most measurement periods and, in Neuberger Berman Management Inc.'s view, better performance opportunities going forward. The

Proxy Statement/Prospectus contains further explanation of the reasons that the Board recommends the Reorganization.

Q:    HOW WILL THIS AFFECT ME AS A FASCIANO FUND SHAREHOLDER?

A: You will become a shareholder of Genesis Fund. If you are a shareholder of Advisor Class shares of Fasciano Fund, you will receive Advisor Class shares of Genesis Fund. If you are a shareholder of Investor Class shares of Fasciano Fund, you will receive Investor Class shares of Genesis Fund. There will be no sales charges or redemption fees applied in connection with the Reorganization. THE GENESIS FUND SHARES THAT YOU RECEIVE WILL HAVE A TOTAL NET ASSET VALUE EQUAL ON THE CLOSING DATE OF THE REORGANIZATION TO THE TOTAL NET ASSET VALUE OF THE FASCIANO FUND SHARES YOU HELD AS OF THE CLOSING DATE.

Q:    ARE THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES SIMILAR?

A: Yes. The Funds have substantially similar investment objectives and similar investment mandates in that both Funds invest in common stocks of small-capitalization companies. As a result, the Funds present the same general risks. However, although each Fund's investment objective is to seek growth of capital, Fasciano Fund specifically seeks long-term growth of capital and also may consider a company's potential for current income prior to selecting a security for the Fund. In addition, Genesis Fund uses a value approach to select stocks while Fasciano Fund uses a blend of growth and value strategies to select stocks.

Q:    HOW WILL THE REORGANIZATION AFFECT FUND FEES AND EXPENSES?

A: It is estimated that the percentage of total operating expenses that Fasciano Fund Advisor Class and Investor Class shareholders pay would decrease after the Reorganization. This is because (1) Genesis Fund's management fee has breakpoints that are set at lower asset levels than Fasciano Fund's management fee and (2) if the Reorganization Plan is approved, the larger asset base of the combined fund is expected to result in a reduction of certain fund expenses for Fasciano Fund shareholders due to economies of scale.

      Please note that although overall expenses are expected to decrease, the administration fee for Genesis Fund's Investor Class is higher than that of Fasciano Fund's Investor Class. The administration fees for the Advisor Class of Genesis Fund and Fasciano Fund are the same.

Q:    WILL THE REORGANIZATION RESULT IN ANY FEDERAL INCOME TAXES?

A:    We expect that neither Fasciano Fund nor its shareholders  will  recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization.

Q:    HOW DOES THE BOARD RECOMMEND THAT I VOTE?

A:    The Board unanimously recommends  that  you  vote "FOR" the Reorganization

Plan. In making this determination, the Board considered, among other factors, the following: (1) the small asset base of Fasciano Fund and its failure to attract new assets; (2) that the effect of the Reorganization will be to place

Fasciano Fund shareholders' assets in another Neuberger Berman fund having the most nearly similar investment strategy with a minimum of administrative burden to shareholders; (3) the compatibility of the different investment objectives and strategies of the Funds, as a result of which the portfolio resulting from the Reorganization is not expected to require any significant restructuring; and
(4) the fact that Fasciano Fund is now being managed by the same individuals who manage Genesis Fund.

Q:    WHO IS PAYING THE COSTS OF THE REORGANIZATION?

A:    Neuberger  Berman  Management  Inc. has agreed to pay the costs associated with the Reorganization of Fasciano Fund into Genesis Fund. Fasciano Fund will not bear any of these costs.

Q:    WHAT HAPPENS IF THE REORGANIZATION PLAN IS NOT APPROVED?

A: If shareholders do not approve the Reorganization Plan, each Fund will continue as a separate mutual fund, and the Board will separately consider alternatives it determines to be in the best interests of Fasciano Fund shareholders, including liquidation of Fasciano Fund, maintaining the status quo or re- proposing the Reorganization Plan.

Q:    HOW CAN I VOTE?

A:    There are a number of ways to vote your shares:

      BY MAIL: You may vote by dating, signing and returning the enclosed proxy card(s) in the postage paid envelope. Please note that if you sign and date the proxy card(s) but give no voting instructions, your shares will be voted "FOR" the Reorganization Plan.

      BY PHONE: You may vote by telephone by calling the number on your proxy card(s). To vote in this manner you will need the "control" number that appears on your proxy card(s).

      VIA  THE  INTERNET:  You  may  vote through the Internet by  visiting  the
      website listed on your proxy card(s).   To  vote  in  this manner you will
      need the "control" number that appears on your proxy card(s).

Q:    WHO GETS TO VOTE?

A:    If you owned shares of Fasciano Fund at the close of business  on  June 2,
2008, you are entitled to vote those shares, even if you are no longer a shareholder of Fasciano Fund.

Q:    WHO DO I CALL IF I HAVE QUESTIONS?

A:    If you have any questions about the proposal or  the proxy card(s), please call Neuberger Berman Management Inc. at 800-877-9700.


            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                             PLEASE VOTE PROMPTLY.

                         NEUBERGER BERMAN FASCIANO FUND
                   (A SERIES OF NEUBERGER BERMAN EQUITY FUNDS)

                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                                  800-877-9700
                            ________________________

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON AUGUST 1, 2008
                            ________________________

      NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders ("Meeting") of Neuberger Berman Fasciano Fund ("Fasciano Fund"), a series of Neuberger Berman Equity Funds (the "Trust"), will be held on August 1, 2008, at 11:00 a.m., Eastern time, at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698, for the following purposes:

      PROPOSAL 1:        To  approve  a  Plan  of Reorganization and Dissolution
                         (the "Reorganization Plan"), involving Fasciano Fund and Neuberger Berman Genesis Fund ("Genesis Fund"), each a series of the Trust, and the transactions contemplated thereby, including (a) the transfer of all the assets of Fasciano Fund to, and the assumption of all the liabilities of Fasciano Fund by, Genesis Fund in exchange solely for two classes of shares of Genesis
                         Fund, (b) the distribution of those Genesis Fund shares pro rata to shareholders of the respective two classes of Fasciano Fund and (c) the dissolution of Fasciano
                         Fund thereafter; and

      PROPOSAL 2:        To transact such other business  as  may  properly come
                         before the Meeting and any adjournment thereof.


      You are entitled to vote at the Meeting and any adjournments thereof if you owned Fasciano Fund shares at the close of business on June 2, 2008 (the "Record Date"). IF YOU ATTEND THE MEETING, YOU MAY VOTE YOUR SHARES IN PERSON. IF YOU DO NOT EXPECT TO ATTEND THE MEETING, PLEASE REVIEW THE ENCLOSED MATERIALS AND FOLLOW THE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY CARD(S). If you have any questions about the proposal or the voting instructions, please call Neuberger Berman Management Inc. at 800-877-9700. The appointed proxies will vote in their discretion on any other business as may properly come before the Meeting or any adjournments or postponements thereof.

      Fasciano Fund will admit to the Meeting: (1) all shareholders of record of Fasciano Fund as of the Record Date, (2) persons holding proof of beneficial ownership thereof at the Record Date, such as a letter or account statement from a broker, (3) persons who have been granted proxies, and (4) such other persons that Fasciano Fund, in its sole discretion, may elect to admit. ALL PERSONS WISHING TO BE ADMITTED TO THE MEETING MUST PRESENT PHOTO IDENTIFICATION. IF YOU PLAN TO ATTEND THE MEETING, PLEASE CONTACT FASCIANO FUND AT 800-877-9700.

      Unless proxy cards submitted by corporations and partnerships are signed by the appropriate persons as indicated in the voting instructions on the proxy cards, they will not be voted.




                                     By order of the Board of Trustees,




                                     Claudia A. Brandon
                                     Secretary
                                     Neuberger Berman Equity Funds

June [6], 2008
New York, New York

                      INSTRUCTIONS FOR SIGNING PROXY CARDS

      The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card(s) properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Any party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:


                      REGISTRATION                             VALID SIGNATURE
                      ------------                             ---------------
CORPORATE ACCOUNTS
(1) ABC Corp. .........................................  ABC Corp.
(2) ABC Corp. .........................................  John Doe, Treasurer
(3) ABC Corp.
    c/o John Doe, Treasurer.......................       John Doe
(4) ABC Corp. Profit Sharing Plan................        John Doe, Trustee

TRUST ACCOUNTS
(1) ABC Trust .......................................... Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78....              Jane B. Doe

CUSTODIAN OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o
    John B. Smith, Jr. UGMA ...................          John B. Smith
(2) John B. Smith .....................................  John B. Smith, Jr., Executor

--------------------------------------------------------------------------------
                   YOUR VOTE IS IMPORTANT NO MATTER HOW MANY
                                SHARES YOU OWN.
                   PLEASE RETURN YOUR PROXY CARD(S) PROMPTLY.

      YOU MAY RECEIVE MORE THAN ONE PROXY CARD DEPENDING ON HOW YOU HOLD SHARES OF FASCIANO FUND. PLEASE FILL OUT AND RETURN EACH PROXY CARD.

      SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO REVIEW THE ENCLOSED MATERIALS AND FOLLOW THE INSTRUCTIONS THAT APPEAR ON THE ENCLOSED PROXY CARD(S).

      TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN VOTING YOUR PROXY PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.
--------------------------------------------------------------------------------

                              PROXY STATEMENT FOR:

                         NEUBERGER BERMAN FASCIANO FUND
                   (a series of Neuberger Berman Equity Funds)

                                 PROSPECTUS FOR:

                          NEUBERGER BERMAN GENESIS FUND
                   (a series of Neuberger Berman Equity Funds)

                          Neuberger Berman Equity Funds
                                605 Third Avenue
                          New York, New York 10158-0180
                                  800-877-9700

                                  June 6, 2008

      This combined Proxy Statement and Prospectus (the "Proxy Statement/Prospectus") is being furnished in connection with the solicitation of proxies by the Board of Trustees (the "Board") of Neuberger Berman Equity Funds (the "Trust") for a Special Meeting of Shareholders (the "Meeting") of Neuberger Berman Fasciano Fund ("Fasciano Fund"). The Meeting will be held on August 1, 2008, at 11:00 a.m., Eastern time, at the offices of Neuberger Berman, LLC, 605 Third Avenue, 41st Floor, New York, New York 10158-3698. At the Meeting, Advisor Class and Investor Class shareholders of Fasciano Fund will be asked to consider and act upon the following:

      PROPOSAL 1:        To  approve  a  Plan  of Reorganization and Dissolution
                         (the "Reorganization Plan"), involving Fasciano Fund and Neuberger Berman Genesis Fund ("Genesis Fund," and together with Fasciano Fund, the "Funds"), each a series of the Trust, and the transactions contemplated thereby, including (a) the transfer of all the assets of Fasciano Fund to, and the assumption of all the liabilities of Fasciano Fund by, Genesis Fund in exchange solely for two classes of shares of Genesis
                         Fund, (b) the distribution of those Genesis Fund shares pro rata to shareholders of the respective two classes of Fasciano Fund and (c) the dissolution of Fasciano
                         Fund thereafter (the "Reorganization"); and

      PROPOSAL 2:        To  transact  such other business as may properly  come
                         before the Meeting and any adjournment thereof.

      Fasciano Fund and Genesis Fund are series of the Trust, an open-end management investment company. In approving the Reorganization Plan, the Board considered, among other things, (1) the terms and conditions of the Reorganization Plan, (2) the best interests of the shareholders of Fasciano Fund, (3) that Fasciano Fund shareholder interests would not be diluted as a result of the Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Reorganization), (4) the expected federal income tax consequences of the

Reorganization (which is structured to qualify as a tax-free exchange), (5) the costs of the Reorganization are to be borne by Neuberger Berman Management Inc. ("NB Management") and not by Fasciano Fund, (6) the performance history of Genesis Fund and (7) the respective management fees and operating expenses of Fasciano Fund and Genesis Fund.

      This Proxy Statement/Prospectus constitutes the proxy statement of Fasciano Fund for the Meeting and the prospectus for the shares of Genesis Fund that are currently registered with the Securities and Exchange Commission
("SEC") and are to be issued by Genesis Fund in connection with the Reorganization.

      If approved by Fasciano Fund shareholders, the Reorganization will be effected by the transfer of all the assets of Fasciano Fund in exchange solely for Advisor Class and Investor Class shares of Genesis Fund and Genesis Fund's assumption of all liabilities of Fasciano Fund. On the day of the Reorganization, each Fasciano Fund shareholder will receive shares of Genesis Fund with the same total net asset value as his/her Fasciano Fund shares. As soon as reasonably practicable after the Reorganization is effected, Fasciano Fund will be dissolved.

      This Proxy Statement/Prospectus sets forth concisely information that a Fasciano Fund shareholder should know before voting on the Reorganization Plan and should be retained for future reference. The following additional information about the registrant has been filed with the SEC and may be obtained without charge by writing or calling NB Management at 605 Third Avenue, New York, New York 10158-0180 or 800-877-9700:

      o A Statement of Additional Information ("SAI") relating to this Proxy Statement/Prospectus dated June [6], 2008 has been filed with the SEC and is incorporated herein by reference (File Nos. 002-11357 and 811-00582).

      o The current Advisor Class prospectus of Fasciano Fund ("Advisor Class Prospectus") which has been filed with the SEC and is incorporated herein by reference (File Nos. 002-11357 and 811-00582).

      o The current Investor Class prospectus of Fasciano Fund ("Investor Class Prospectus") which has been filed with the SEC and is incorporated herein by reference (File Nos. 002-11357 and 811-00582).

      This Proxy Statement/Prospectus was first mailed to shareholders on or about June [6], 2008.

      SHARES OF FASCIANO FUND AND GENESIS FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
SUMMARY........................................................................1
  About the Reorganization.....................................................1
  Board Considerations.........................................................1
  Reasons for the Reorganization...............................................2
  Comparison of Investment Objectives, Policies and Strategies.................2
  Comparative Fee Tables.......................................................3
  Purchases....................................................................5
  Exchange Privileges..........................................................6
  Redemption Procedures........................................................7
  Dividends and Other Distributions............................................7
  Voting Information...........................................................8
  Federal Income Tax Consequences..............................................8
COMPARISON OF PRINCIPAL RISK FACTORS...........................................8
INFORMATION RELATING TO THE REORGANIZATION....................................10
  Description of the Reorganization Plan......................................10
  Reasons for the Reorganization..............................................12
  Board Considerations........................................................13
  Description of the Securities to Be Issued..................................14
  Federal Income Tax Consequences.............................................14
  Capitalization..............................................................15
ADDITIONAL INFORMATION ABOUT GENESIS FUND.....................................16
  Investment Objective and Policies...........................................16
  Performance.................................................................16
  Investor Expenses...........................................................16
  Investment Manager, Sub-Adviser and Portfolio Managers......................16
  Genesis Fund Shares.........................................................16
  Taxes, Dividends and Other Distributions....................................17
  Financial Highlights........................................................17
ADDITIONAL INFORMATION ABOUT FASCIANO FUND....................................17
  Investment Objective and Policies...........................................17
  Performance.................................................................17
  Investor Expenses...........................................................17
  Investment Manager, Sub-Adviser and Portfolio Managers......................18
  Fasciano Fund Shares........................................................18
  Taxes, Dividends and Other Distributions....................................18
  Financial Highlights........................................................18
INFORMATION RELATING TO VOTING MATTERS........................................19
  General Information.........................................................19
  Shareholder Approval........................................................20
  Control Persons.............................................................20
MISCELLANEOUS.................................................................21
  Available Information.......................................................21
  Legal Matters...............................................................21
  Experts.....................................................................22

SHAREHOLDER INQUIRIES.........................................................22
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1
APPENDIX C...................................................................C-1
APPENDIX D...................................................................D-1
APPENDIX E...................................................................E-1
APPENDIX F...................................................................F-1

                                     SUMMARY


      The following is a summary of certain information relating to the Reorganization and is qualified in its entirety by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the attached appendices and the documents incorporated by reference herein.

ABOUT THE REORGANIZATION

      The Board, including all the trustees who are not "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), proposes that Fasciano Fund reorganize into Genesis Fund and that each Fasciano Fund shareholder become a shareholder of Genesis Fund.

      If the shareholders of Fasciano Fund approve the Reorganization Plan, the Reorganization will involve three steps:

      o First, Fasciano Fund will transfer all of its assets to Genesis Fund. In exchange, Fasciano Fund will receive shares of Genesis Fund Advisor Class with a total net asset value equal to the total net asset value of Fasciano Fund Advisor Class shares and shares of Genesis Fund Investor Class with a total net asset value equal to the total net asset value of Fasciano Fund Investor Class shares, all calculated as of the close of business on the date of closing of the Reorganization ("Closing Date"). Genesis Fund will assume all of Fasciano Fund's liabilities.

      o Second, Genesis Fund, through its transfer agent, will open an account, if one does not already exist, for each Advisor Class and Investor Class shareholder of Fasciano Fund and will credit each such account or existing account with Advisor Class or Investor Class shares, respectively, of Genesis Fund in an amount equal in total net asset value to the total net asset value of Fasciano Fund shares that the shareholder owned on the Closing Date.

      o   Fasciano Fund will dissolve thereafter.

      Approval of the Reorganization Plan will constitute approval of the above-described transfer of assets, assumption of liabilities, distribution of shares and dissolution of Fasciano Fund.

      No  sales  charge  or  fee  of any kind will be charged to  Fasciano  Fund
shareholders  in  connection  with  the  Reorganization.   Consummation  of  the
Reorganization is subject to a number of conditions.

BOARD CONSIDERATIONS

      Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board has determined that the Reorganization is in the best interests of shareholders of each Fund and the Board has determined that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. See "Information Relating to the Reorganization - Board Considerations."

REASONS FOR THE REORGANIZATION

      The Board has determined that combining the Funds, which have substantially similar investment objectives and similar investment mandates in that both Funds invest in common stocks of small-capitalization companies, would better serve shareholders. Some of the potential benefits of the Reorganization are:

      o   The   combined   fund  will  have   potentially   greater   investment
          opportunities and market presence than Fasciano Fund.

      o The Reorganization will eliminate duplicative expenses and can reduce associated operational costs of the Funds.

      o The combined fund's viability is expected to be better than Fasciano Fund's due to a larger asset base.

      o Genesis Fund has better comparative total return than Fasciano Fund over most measurement periods and, in NB Management's view, better performance opportunities going forward.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

      The   investment   objectives  of  Fasciano  Fund  and  Genesis  Fund  are
substantially similar because both Funds seek growth of capital. However, Fasciano Fund specifically seeks long-term growth of capital and may also consider a company's potential for current income prior to selecting a security for the Fund.

      Fasciano Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks.

      Genesis Fund also invests mainly in common stocks of small-capitalization companies; however, it defines small-capitalization companies as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company's market value has grown beyond $2 billion. The Fund seeks to reduce risk by diversifying among many companies and industries.

      While both Funds invest primarily in common stocks of small-capitalization companies, the Funds differ in their stock selection process:

      o Genesis Fund takes a value approach to selecting stocks. Its Portfolio Managers generally look for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include above- average returns, an established market niche, circumstances that would make it difficult for new competitors to enter the market, the ability to finance their own growth and sound future business prospects. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

      o Fasciano Fund uses a blend of growth and value strategies when selecting stocks. Its Portfolio Managers look for companies with (1) strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon and (2) stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon. In choosing companies that the Portfolio Managers believe are likely to achieve Fasciano Fund's objective, the Portfolio Managers also consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Managers believe may have greater potential to appreciate in price, the Portfolio Managers invest Fasciano Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

      Another difference between the Funds' policies is that Fasciano Fund may invest in corporate debt securities rated below investment grade, while, Genesis Fund may only invest in investment grade corporate debt securities.

      In addition, Fasciano Fund is not subject to any restrictions on its ability to pledge or hypothecate assets and may do so in connection with permitted borrowings. However, Genesis Fund may not pledge or hypothecate any of its assets, except that (1) it may pledge or hypothecate up to 15% of its total assets to collateralize a permitted borrowing or a permitted letter of credit and (2) it may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by Genesis Fund to a mutual insurance company of which Genesis Fund is a member.


COMPARATIVE FEE TABLES

      Set forth below is a comparison of each Fund's Advisor Class and Investor Class operating expenses for the fiscal year ended August 31, 2007. The ratios also are shown on a pro forma (estimated) combined basis, assuming the Reorganization Plan is approved. There are no transaction charges when you buy, sell or exchange Advisor Class or Investor Class shares of either Fund.

                                    ADVISOR CLASS
                                    -------------

-------------------------------------------------------------------------------------
                                                                            PRO FORMA
                                                                            COMBINED
                                   FASCIANO FUND        GENESIS FUND        FUND
-------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
-------------------------------------------------------------------------------------
MANAGEMENT FEES**                  1.25                 1.06                1.06
-------------------------------------------------------------------------------------
DISTRIBUTION (12B-1 FEES)          0.25                 0.25                0.25
-------------------------------------------------------------------------------------
OTHER EXPENSES                     0.21                 0.05                0.05
-------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES*** -                    0.01                0.01
-------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES    1.71****             1.37*****           1.37*****
-------------------------------------------------------------------------------------


                                    INVESTOR CLASS
                                    --------------

-------------------------------------------------------------------------------------
                                                                            PRO FORMA
                                                                            COMBINED
                                   FASCIANO FUND        GENESIS FUND        FUND
-------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
-------------------------------------------------------------------------------------
MANAGEMENT FEES**                  1.00                 0.92                0.92
-------------------------------------------------------------------------------------
DISTRIBUTION (12B-1 FEES)          None                 None                None
-------------------------------------------------------------------------------------
OTHER EXPENSES                     0.30                 0.12                0.13
-------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES*** -                    0.01                0.01
-------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES    1.30                 1.05                1.06
-------------------------------------------------------------------------------------
      *     The figures in the tables are based on last year's expenses.

      **    "Management fees"  includes investment management and administration fees.

      ***   "Acquired fund fees  and  expenses"  are  fees and expenses incurred indirectly by a Fund as a result of the investment of its uninvested cash in a fund managed by NB Management or an affiliate in the previous fiscal year.

      **** NB Management has voluntarily undertaken to waive or reimburse certain expenses of the Advisor Class of Fasciano Fund so that its total annual operating expenses are limited to 1.50% of average net assets. This undertaking applies to the Fund's direct expenses and does not cover interest, taxes, brokerage commissions and extraordinary expenses. NB Management may, at its sole discretion, terminate this voluntary commitment with notice to the Fund.

      In addition, NB Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Advisor Class of Fasciano Fund through August 31, 2018, so that the total annual operating expenses of that class are limited to 1.90% of average net assets. This undertaking applies to the Fund's direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Advisor Class will repay NB Management for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.90% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

      ***** NB Management has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Advisor Class of Genesis Fund through August 31, 2018, so that the total annual operating expenses of that class are limited to 1.50% of average net assets. This undertaking applies to the Fund's direct expenses and does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that the Advisor Class will repay NB Management for fees and expenses forgone or reimbursed for that class provided that repayment does not cause its annual operating expenses to exceed 1.50% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

      EXPENSE EXAMPLE

      The expense examples can help you compare costs between each class of Fasciano Fund, the corresponding class of Genesis Fund and the pro forma combined fund (if the Reorganization Plan is approved). The following expense examples assume that you invested $10,000 in each Fund for the periods shown (ending August 31, 2007), that you earned a hypothetical 5% total return each year, and that each Fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                    ADVISOR CLASS
                                    -------------

                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 FASCIANO FUND                      $174        $539         $928         $2,019
 GENESIS FUND                       $139        $434         $750         $1,646
 PRO FORMA COMBINED                 $139        $434         $750         $1,646


                                    INVESTOR CLASS
                                    --------------

                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
 FASCIANO FUND                      $132        $412         $713         $1,568
 GENESIS FUND                       $107        $334         $579         $1,283
 PRO FORMA COMBINED                 $108        $337         $585         $1,294

      The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund would bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN.


PURCHASES

      Procedures to purchase shares in the two Funds are identical. Shares of each class of each Fund are sold on a continuous basis at net asset value with no sales charges. The net asset value of shares of each class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time).

      Investor Class shareholders who purchased shares directly from NB Management may purchase shares by wire, by phone, by check, via the Internet or by setting up a systematic investment program. For shareholders purchasing shares of a Fund's Investor Class for the first time, a minimum investment of $1,000 is required. Neither Fund's Investor Class shareholders may make an initial purchase by telephone. Minimum additional investments for the purchase of shares of each Fund's Investor Class is $100. However, each Fund's Investor Class shareholders may purchase shares by phone or by wire only if the investment order is for at least $1,000. NB Management, in its discretion, may waive the minimum investment requirements.

      Investor Class shares of each Fund may also be purchased indirectly through certain stockbrokers, banks, and other financial institutions having an arrangement with the Fund, some of which may charge a fee and have different procedures and policies to purchase Fund shares.

      Purchases of Advisor Class shares of each Fund may only be made through investment providers, such as banks, brokerage firms, workplace retirement programs and financial advisers. Investment providers may charge a fee and have different procedures and policies to purchase Fund shares.


      Genesis Fund is closed to new investors; therefore, only existing Genesis Fund shareholders may purchase shares. Fasciano Fund shareholders who receive Genesis Fund shares in the Reorganization will be considered existing Genesis Fund shareholders and may purchase additional shares of Genesis Fund.

EXCHANGE PRIVILEGES

      Procedures to exchange shares in the two Funds are identical. Shares of each class of each Fund may be exchanged on any business day at their net asset value for shares of a comparable class of one or more of the other funds in the fund family. All exchanges must be for at least $1,000, and if the exchange is a shareholder's first purchase in another fund in the fund family, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is deemed "accepted."

      Investor  Class   shareholders  who  purchased  shares  directly  from  NB
Management may exchange shares by phone or internet.

      Investor Class shareholders who purchased shares indirectly through an investment provider and Advisor Class shareholders may exchange their shares only through that investment provider, some of which may charge a fee and have different procedures and policies to sell Fund shares.


      Genesis  Fund  is closed to new investors.   Shareholders  who  redeem  or
exchange all of their shares of Genesis Fund will not be able to purchase shares of Genesis Fund in the future.

REDEMPTION PROCEDURES

      Rights and procedures to redeem shares in the two Funds are identical. Shares of each Fund are redeemable on any business day at a price equal to the net asset value of the shares the next time it is calculated after a redemption request is deemed "accepted." Prices for shares of each Fund are usually calculated as of 4 p.m., Eastern time.

      Investor  Class  shareholders  who  purchased  shares   directly  from  NB
Management may redeem shares by sending a written request by letter, by telephone, via the Internet or under the Systematic Withdrawal Plan. Investor Class shares of each Fund purchased directly from NB Management and valued up to $50,000 may also be redeemed by sending a written request by fax. All phone orders to sell shares of a Fund must be for at least $1,000, unless you are closing out an account. Shareholders selling shares in retirement accounts are typically not allowed to redeem shares by phone. The Systematic Withdrawal Plan requires a $5,000 balance and all withdrawals must be at least $100. The Investor Class of each Fund gives shareholders the option of having their redemption proceeds wired to a designated bank account. For this service, Investor Class charges an $8 fee if the total balance in all Neuberger Berman fund accounts is less than $200,000. You may need a Medallion signature guarantee when you sell Investor Class shares of the Funds. A Medallion signature guarantee is a guarantee that your signature is authentic. If a Fund's Investor Class shareholder's account balance falls below $1,000 because he or she sold shares, each Fund has the right to close the account and redeem the proceeds after giving the shareholder at least 60 days' written notice to reestablish the minimum balance.

      Investor Class shareholders who purchased shares indirectly through an investment provider and Advisor Class shareholders may sell those shares only through that investment provider, some of which may charge a fee and have different procedures and policies to sell Fund shares.

      Usually, redemption proceeds will be mailed on the next business day after your order is executed, and nearly always within seven business days. If shares were purchased with a check, each Fund may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 calendar days after the date of purchase.

      Genesis  Fund is closed to new  investors.   Shareholders  who  redeem  or
exchange all of their shares of Genesis Fund will not be able to purchase shares of Genesis Fund in the future.

DIVIDENDS AND OTHER DISTRIBUTIONS

Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily the Funds make any distributions once a year (in December). Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions.

      For Investor Class shares purchased directly from NB Management, dividends and capital gain distributions are automatically reinvested in Fund shares, unless otherwise designated on the purchase application, in writing or via telephone. Alternatively, (1) all distributions may be received in cash or (2) capital gain distributions may be reinvested and income distributions received in cash. Distributions received in cash will be sent by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration.

      For Advisor Class shares and Investor Class shares purchased indirectly through an investment provider, the determination of whether dividends and capital gain distributions will be automatically reinvested or paid in cash will be handled through the investment provider.

VOTING INFORMATION

      This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board in connection with the Meeting. Only shareholders of record at the close of business on June 2, 2008 will be entitled to notice of and to vote at the Meeting. Each share or fraction thereof is entitled to one vote or fraction thereof. Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no instruction is given, the persons named as proxies will vote in favor of the Reorganization Plan. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy, or by attending the Meeting and voting in person. For soliciting services, estimated proxy expenses total $60,500. NB Management will bear all costs of solicitation. For additional information, including a description of the shareholder vote required for approval of the Reorganization, see "Information Relating to Voting Matters."

FEDERAL INCOME TAX CONSEQUENCES

      Neither Fund nor its shareholders is expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization. See "Information Relating to the Reorganization - Federal Income Tax Consequences."


                      COMPARISON OF PRINCIPAL RISK FACTORS

      The main risk factors for both Fasciano Fund and Genesis Fund are substantially similar. Most of the Funds' performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of an investment may fall, sometimes sharply.

      The stocks of smaller companies in which the Funds invest are often more volatile and less liquid than the stocks of larger companies, and these companies:

      o   may have a shorter history of operations than larger companies

      o   may not have as great an ability to raise additional capital

      o may have a less diversified product line, making them more susceptible to market pressure.

      Small-cap stocks may also:

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor

      o be more affected than other types of stocks by the underperformance of a sector emphasized by a Fund.

      To the extent the Portfolio Managers of a Fund commit a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

      o   fluctuate more widely in price than the market as a whole

      o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

      Fasciano Fund uses a blend of value and growth strategies when selecting stocks. Genesis Fund uses a value strategy when selecting stocks. Because both Funds use a value approach to some extent, there is a risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

      Stock prices of many smaller companies are based on future expectations. Genesis Fund tends to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, Genesis Fund is still subject to many of the risks of small-cap investing.

      For Fasciano Fund, because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the price of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

Other Risks

      The Funds may use certain practices and invest in certain securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, a Fund increases its risk of loss.

      Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information available about foreign issuers than about domestic issuers.

      When a Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help a Fund avoid losses, but may mean lost opportunities.

                   INFORMATION RELATING TO THE REORGANIZATION


DESCRIPTION OF THE REORGANIZATION PLAN

      The Board, on behalf of each Fund, has approved the Reorganization Plan, which provides that Genesis Fund is to acquire the assets and assume the liabilities of Fasciano Fund. The Reorganization Plan sets forth the terms and conditions that will apply to the Reorganization. The following description is qualified in its entirety by reference to the Reorganization Plan, the form of which is set forth as Appendix A.


      The  Reorganization  Plan provides the details of the Reorganization.   In
essence, if the shareholders of Fasciano Fund approve the Reorganization Plan, the Reorganization will involve three steps:


      o First, Fasciano Fund will transfer all of its assets to Genesis Fund. In exchange, Fasciano Fund will receive shares of Genesis Fund Advisor Class with a total net asset value equal to the total net asset value of Fasciano Fund Advisor Class shares and shares of Genesis Fund Investor Class with a total net asset value equal to the total net asset value of Fasciano Fund Investor Class shares, all calculated as of the close of business on the date of closing of the Reorganization ("Closing Date"). Genesis Fund also will assume all of Fasciano Fund's liabilities.


      o Second, Genesis Fund, through its transfer agent, will open an account, if one does not already exist, for each Advisor Class and Investor Class shareholder of Fasciano Fund and will credit each such account or existing account with Advisor Class or Investor Class shares, respectively, of Genesis Fund in an amount equal in total net asset value to the total net asset value of Fasciano Fund shares that the shareholder owned on the Closing Date.


      o   Fasciano Fund will dissolve thereafter.


In addition, at or immediately before the close of business (4:00 p.m., Eastern time) on the Closing Date ("Effective Time"), Fasciano Fund will, if necessary to continue to qualify for treatment as a regulated investment company of federal tax purposes, declare and pay a distribution to its shareholders so it will have distributed substantially all (at least 98%) of its (a) investment company taxable income (computed without regard to any deduction for dividends paid), and (b) net capital gain (after reduction by any capital loss carryforward), for the current taxable year through the Effective Time.

      On the Closing Date, Fasciano Fund shareholders of each class will receive corresponding shares of Genesis Fund with a total net asset value equal to the total net asset value of their shares of Fasciano Fund. Because Fasciano Fund is a series of a registered investment company, the shareholders of which can redeem their shares at any time for their net asset value, there are no appraisal rights for shareholders that vote against the Reorganization Plan.

      The assets of Fasciano Fund to be acquired by Genesis Fund will consist of all assets and property - including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Fasciano Fund's books - Fasciano Fund owns as of immediately after the close of regular trading on the NYSE, and the declaration of any dividends and/or other distributions, on the Closing Date ("Valuation Time"). The investment policies and limitations of the Funds are sufficiently similar that it will not be necessary for Fasciano Fund to dispose of a significant part of its assets before the Reorganization or for Genesis Fund to dispose of a significant part of the assets it receives from Fasciano Fund in order for Genesis Fund to operate within its investment policies and limitations after the consummation of the Reorganization. However, sales of certain assets held by Fasciano Fund may be necessary or desirable based upon Genesis Fund's investment strategy and the market as it exists following the Reorganization. Those sales may result in the recognition of net gains for tax purposes that will have to be distributed to, and thus taxed to, shareholders of Fasciano Fund (if they occur on or before the Closing Date) or of the combined fund.

      Genesis Fund will assume all liabilities of Fasciano Fund. However, Fasciano Fund will utilize its best efforts to discharge all of its known liabilities that are due prior to the Effective Time.

      The value of Fasciano Fund's assets to be acquired, and the amount of its liabilities to be assumed, by Genesis Fund will be determined as of the Valuation Time in accordance with the valuation procedures described in Fasciano Fund's then-current prospectus and statement of additional information.
Securities and other assets for which market quotations are not readily available will be valued by a method that the Board believes accurately reflects fair value.

      As soon as practicable after the Closing Date, Fasciano Fund will distribute pro rata to its shareholders of record as of the Effective Time, the Advisor Class and Investor Class shares of Genesis Fund it receives in the Reorganization, so that (1) each shareholder of Fasciano Fund Advisor Class shares will receive a number of full and fractional Advisor Class shares of Genesis Fund with a total net asset value equal to the total net asset value of the shareholder's holdings in Fasciano Fund Advisor Class and (2) each shareholder of Fasciano Fund Investor Class shares will receive a number of full and fractional Investor Class shares of Genesis Fund with a total net asset value equal to the total net asset value of the shareholder's holdings in Fasciano Fund Investor Class. Such distribution will be accomplished by opening accounts, where an account does not already exist, on Genesis Fund's shareholder records in the names of Fasciano Fund shareholders and by transferring to those accounts or to existing accounts the shares of each respective class of Genesis Fund shares previously credited to Fasciano Fund on those books. Each shareholder's account will be credited with the pro rata number of Genesis
Fund's Advisor Class and Investor Class shares due to that shareholder. Fractional shares of each class of Genesis Fund will be rounded to the third decimal place. Fasciano Fund will be dissolved as soon as practicable thereafter.

      Accordingly, immediately after the Reorganization, each former shareholder of Fasciano Fund Advisor Class and Investor Class shares will own Advisor Class and Investor Class shares of Genesis Fund, respectively, with a total net asset value equal to the total net asset value of that shareholder's Fasciano Fund shares immediately prior to the Reorganization. Moreover, because shares of each Genesis Fund class will be issued at net asset value in exchange for the net assets of Fasciano Fund attributable to the corresponding class of Fasciano Fund shares, the Reorganization will not result in a dilution of the value of any shareholder account in Fasciano Fund.

      Any transfer taxes payable upon issuance of Genesis Fund shares in a name other than that of the registered holder on Fasciano Fund's shareholder records as of the Effective Time of the shares actually or constructively exchanged therefor will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of Fasciano Fund will continue to be its responsibility up to and including the Closing Date and thereafter until it is dissolved.

      The consummation of the Reorganization is subject to certain conditions relating to the Reorganization Plan, including the following:

      o   Approval of the  Reorganization  Plan by the  shareholders of Fasciano
          Fund;

      o   Receipt of a legal opinion described in the Reorganization Plan; and

      o   Satisfaction of all conditions in the Reorganization Plan.

      The Trust, on behalf of each Fund, may terminate the Reorganization Plan at or prior to the Effective Time.

      The Trust may amend the Reorganization Plan in any manner, provided that after Fasciano Fund shareholders' approval thereof, no such amendment may have a material adverse effect on their interests. The expenses solely and directly related to the Reorganization will be paid by NB Management.


REASONS FOR THE REORGANIZATION

      The Board has determined that combining the Funds, which have substantially similar investment objectives and similar investment mandates in that both Funds invest in common stocks of small-capitalization companies, would better serve shareholders. Some of the potential benefits of the Reorganization are:

      o   The   combined   fund  will  have   potentially   greater   investment
          opportunities and market presence than Fasciano Fund.

      o The Reorganization will eliminate duplicative expenses and can reduce associated operational costs of the Funds.

      o The combined fund's viability is expected to be better than Fasciano Fund's due to a larger asset base.

      o Genesis Fund has better comparative total return than Fasciano Fund over most measurement periods and, in NB Management's view, better performance opportunities going forward.

BOARD CONSIDERATIONS

      The Board has determined that the Reorganization is in the best interests of Fasciano Fund and its shareholders and has approved the Reorganization Plan. In approving the Reorganization Plan, the Board considered the following factors, among others:


      (1) the small asset base of Fasciano Fund and its failure to attract new assets;

      (2) that the effect of the Reorganization will be to place Fasciano Fund shareholders' assets in another Neuberger Berman fund having the most nearly similar investment strategy with a minimum of administrative burden to shareholders;

      (3) the fact that Fasciano Fund is now being managed by the same individuals who manage Genesis Fund;

      (4) that most Fasciano Fund shareholders would not be able to invest in Genesis Fund without the Reorganization because Genesis Fund is closed to new investors;

      (5) the compatibility of the different investment objectives and strategies of Fasciano Fund and Genesis Fund, as a result of which the portfolio resulting from the Reorganization is not expected to require any significant restructuring;

      (6)   the terms and conditions of the Reorganization Plan;

      (7)   the best interests of the shareholders of Fasciano Fund;

      (8) that Fasciano Fund's shareholder interests would not be diluted as a result of the Reorganization (the exchange would take place at net asset value and there would be no sales charge or other charge imposed as a result of the Reorganization);

      (9)   the expected federal  income  tax consequences of the Reorganization
            (the  Reorganization  is  structured   to   qualify  as  a  tax-free
            exchange);

      (10) that the costs of the Reorganization are to be borne by NB Management and not by Fasciano Fund;

      (11) the Funds' historical performance records and risk/reward ratios, expense ratios, past growth in assets, and the Board's expectations of their future prospects;

      (12)  alternatives   to   the  Reorganization,  including  liquidation  of
            Fasciano Fund or maintaining the status quo;

      (13) the respective management fees and operating expenses of Fasciano Fund and Genesis Fund; and

      (14) the expected effect the Reorganization would have on the amount of management and other fees collected and expenses incurred by NB Management.

      After consideration of the factors mentioned above and other relevant information, at a meeting held on March 26, 2008, the Board determined that the Reorganization is in the best interests of Fasciano Fund, Genesis Fund and their shareholders and unanimously approved the Reorganization Plan and directed that it be submitted to Fasciano Fund shareholders for approval. The Board was advised by independent counsel in connection with the Reorganization. THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION PLAN.

DESCRIPTION OF THE SECURITIES TO BE ISSUED

      The Trust is registered with the SEC as an open-end management investment company, and the Board is authorized to issue an unlimited number of shares of beneficial interest in each separate series (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      The Board does not intend to hold annual meetings of shareholders of the Funds. The Board will call special meetings of the shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

      Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument of the Trust requires that every written obligation of the Trust or series thereof (including each Fund) contain a statement that such obligation may be enforced only against the assets of the Trust or a specific series and provides for indemnification out of Trust or series property of any shareholder nevertheless held personally liable for Trust or series obligations, respectively.

FEDERAL INCOME TAX CONSEQUENCES

      The exchange of Fasciano Fund's assets solely for Genesis Fund's shares and the latter's assumption of Fasciano Fund's liabilities, followed by the distribution of those shares pro rata to Fasciano Fund shareholders actually or constructively in exchange for Fasciano Fund shares, is intended to qualify as a tax-free reorganization under section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). As a condition to consummation of the Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, the Trust's counsel ("Opinion"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust and conditioned on the Reorganization's being completed in accordance with the Reorganization Plan, for federal income tax purposes:

      (a) The Reorganization will qualify as a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

      (b) Fasciano Fund will recognize no gain or loss on the transfer of its assets to Genesis Fund in exchange solely for Genesis Fund's shares and its assumption of Fasciano Fund's liabilities or on the subsequent distribution of those shares to Fasciano Fund shareholders in exchange for their Fasciano Fund shares;

      (c) Genesis Fund will recognize no gain or loss on its receipt of Fasciano Fund's assets in exchange solely for Genesis Fund's shares and its assumption of Fasciano Fund's liabilities;

      (d) Genesis Fund's basis in each asset it receives from Fasciano Fund will be the same as Fasciano Fund's basis therein immediately before the Reorganization, and Genesis Fund's holding period for each such asset will include Fasciano Fund's holding period therefor (except where Genesis Fund's investment activities have the effect of reducing or eliminating an asset's holding period);

      (e) A Fasciano Fund shareholder will recognize no gain or loss on the exchange of all its Fasciano Fund shares solely for Genesis Fund shares pursuant to the Reorganization; and

      (f) A Fasciano Fund shareholder's aggregate basis in the Genesis Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Fasciano Fund shares it actually or constructively surrenders in exchange for those Genesis Fund shares, and its holding period for those Genesis Fund shares will include, in each instance, its holding period for those Fasciano Fund shares, provided the shareholder holds them as capital assets at the Effective Time.

Notwithstanding clauses (b) and (d), the Opinion may state that no opinion is expressed as to the Reorganization's effect on either Fund or any Fasciano Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

CAPITALIZATION

      The following tables show the capitalization of the Advisor Class and Investor Class of Fasciano Fund and Genesis Fund as of February 29, 2008 and the pro forma combined capitalization of both Funds as if the Reorganization had occurred on that date. If approved by shareholders, Fasciano Fund will be reorganized into Genesis Fund.

                                 ADVISOR CLASS
                                 -------------

                           FASCIANO FUND        GENESIS FUND      PRO FORMA
                           ADVISOR CLASS        ADVISOR CLASS     COMBINED
                                                                 ADVISOR CLASS

 Net Assets (000)             $18,210           $524,147          $542,357
 Net Asset Value per share     $9.21             $27.73            $27.73
 Shares Outstanding (000)      1,977             18,900            19,557

                                 INVESTOR CLASS
                                 --------------

                            FASCIANO FUND      GENESIS FUND       PRO FORMA
                            INVESTOR CLASS     INVESTOR CLASS     COMBINED
                                                                INVESTOR CLASS

 Net Assets (000)             $288,190          $1,987,901       $2,276,090
 Net Asset Value per share     $34.91             $33.10           $33.10
 Shares Outstanding (000)      8,255              60,048           68,755

                    ADDITIONAL INFORMATION ABOUT GENESIS FUND

INVESTMENT OBJECTIVE AND POLICIES

      For a discussion of Genesis Fund's investment objective and policies and the risk factors associated with an investment in the Fund in addition to that included in this Proxy Statement/Prospectus, see "Goal & Strategy" and "Main Risks" in Appendix C.

PERFORMANCE

      For information on Genesis Fund's performance, see Appendix F.

INVESTMENT MANAGER, SUB-ADVISER AND PORTFOLIO MANAGERS

      For a discussion of Genesis Fund's investment manager, sub-adviser and portfolio managers, see "Investment Manager" and "Portfolio Managers" in Appendix C.

GENESIS FUND SHARES

      For a discussion of Genesis Fund's Advisor Class shares and Investor Class shares, including pricing of those shares, voting rights and exchange rights, and how the shares may be purchased and redeemed, in addition to that included in this Proxy Statement/Prospectus, see:

      (1) For Advisor Class shares, "Maintaining Your Account," "Share Prices," "Market Timing Policy" and "Fund Structure" in Appendix D.

       (2) For Investor Class shares, "Share Prices," "Privileges and Services," "Maintaining Your Account", "Market Timing Policy" and "Fund Structure" in Appendix E.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS

      For a discussion of Genesis Fund Advisor Class' and Investor Class' policies with respect to dividends and other distributions and the tax consequences of an investment in its shares, in addition to that included in this Proxy Statement/Prospectus, see "Distributions and Taxes" in Appendices D and E, respectively.

FINANCIAL HIGHLIGHTS

      For a table of the financial highlights for each of Advisor Class and Investor Class of Genesis Fund, see Appendix B. This information is derived from and should be read in conjunction with the following documents, each of which is incorporated by reference into the SAI:

      (1) The audited financial statements of Genesis Fund (a series of Neuberger Berman Equity Funds), notes thereto, and the report of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements, included in the Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal year ended August 31, 2007.

      (2) The unaudited financial statements of Genesis Fund (a series of Neuberger Berman Equity Funds) and notes thereto included in the Semi-Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal period ended February 29, 2008.

                   ADDITIONAL INFORMATION ABOUT FASCIANO FUND

INVESTMENT OBJECTIVE AND POLICIES

      For a discussion of Fasciano Fund's investment objective and policies and the risk factors associated with an investment in the Fund in addition to that included in this Proxy Statement/Prospectus, see "Neuberger Berman Fasciano Fund
- Goal & Strategy" and "Neuberger Berman Fasciano Fund - Main Risks" in the Advisor Class Prospectus and Investor Class Prospectus incorporated by reference herein.

PERFORMANCE

      For information on Fasciano Fund's performance, see "Neuberger Berman Fasciano Fund - Performance" in the Advisor Class Prospectus and Investor Class Prospectus incorporated by reference herein.

INVESTOR EXPENSES

      For information on Fasciano Fund's expenses, see "Neuberger Berman Fasciano Fund - Investor Expenses" in the Advisor Class Prospectus and Investor Class Prospectus incorporated by reference herein.

INVESTMENT MANAGER, SUB-ADVISER AND PORTFOLIO MANAGERS

      For a discussion of Fasciano Fund's investment manager, sub-adviser and portfolio managers, see "Neuberger Berman Fasciano Fund - Investment Manager" and "Neuberger Berman Fasciano Fund - Portfolio Managers" in the Advisor Class Prospectus and Investor Class Prospectus incorporated by reference herein.

FASCIANO FUND SHARES

      For a discussion of Fasciano Fund's Advisor Class shares and Investor Class shares, including pricing of those shares, voting rights and exchange rights, and how the shares may be purchased and redeemed, in addition to that included in this Proxy Statement/Prospectus, see:

       (1) For Advisor Class shares, "Maintaining Your Account," "Share Prices," "Market Timing Policy" and "Fund Structure" in the Advisor Class Prospectus incorporated by reference herein.

      (2) For Investor Class shares, "Share Prices," "Privileges and Services," "Maintaining Your Account," "Market Timing Policy" and "Fund Structure" in the Investor Class Prospectus incorporated by reference herein.

TAXES, DIVIDENDS AND OTHER DISTRIBUTIONS

      For a discussion of Fasciano Fund's Advisor Class shares' and Investor Class shares' policy with respect to dividends and other distributions and the tax consequences of an investment in its shares, in addition to that included in this Proxy Statement/Prospectus, see "Distributions and Taxes" in the Advisor Class Prospectus and Investor Class Prospectus incorporated by reference herein.

FINANCIAL HIGHLIGHTS

      For a table of the financial highlights for each of Advisor Class and Investor Class of Fasciano Fund, see Appendix B. This information is derived from and should be read in conjunction with the following documents, each of which is incorporated by reference into the SAI:

      (1) The audited financial statements of Fasciano Fund (a series of Neuberger Berman Equity Funds), notes thereto, and the report of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements, included in the Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal year ended August 31, 2007.

      (2) The unaudited financial statements of Fasciano Fund (a series of Neuberger Berman Equity Funds) and notes thereto included in the Semi-Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal period ended February 29, 2008.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

      The Board is providing this Proxy Statement/Prospectus in connection with the solicitation of proxies for use at the Meeting.

      One-third of Fasciano Fund's shares outstanding and entitled to vote on June 2, 2008 ("Record Date"), represented in person or by proxy, makes up a quorum and must be present for the transaction of business at the Meeting.

      Subject to the rules established by the Chairman of the Meeting, if a quorum is not present at the Meeting or a quorum is present but sufficient votes to approve the Reorganization Plan are not received, or for any other reason, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies or, if no shareholder entitled to vote is present in person or by proxy, any officer present entitled to preside or act as secretary of the Meeting may adjourn the Meeting without determining the date of the meeting. In the former case, the persons named as proxies will vote in their discretion those proxies that they are entitled to vote "FOR" or "AGAINST" any proposal.

      If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the shares represented by the proxy will be voted in accordance with the instructions marked on the proxy card. If no instructions are marked on the proxy card, the proxy will be voted "FOR" approval of the Reorganization Plan and "FOR," "ABSTAIN" or "AGAINST" any other matters acted upon at the Meeting in the discretion of the persons named as proxies.

      In tallying shareholder votes, proxies that reflect abstentions or "broker non-votes" (shares held by brokers or nominees as to which instructions have not been received from the beneficial owners or the persons entitled to vote and either (i) the broker or nominee does not have discretionary voting power or
(ii) the broker or nominee returns the proxy but expressly declines to vote on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum and effectively will be a vote against any adjournment and against approval of the Reorganization Plan. For shares held in individual retirement accounts (IRA, Roth IRA or SIMPLE retirement plans), the IRA custodian will vote the shares in the account in accordance with instructions given by the Depositor. However, if a depositor fails to provide instructions on how to vote the shares, the custodian may vote the undirected shares in the same proportions as shares voted in the other individual retirement accounts.

      Any shareholder who has given a proxy has the right to revoke it any time prior to its exercise by attending the Meeting and voting his or her shares in person, or by submitting a letter of revocation or a later-dated proxy to the Trust at the address indicated on the envelope enclosed with this Proxy Statement/Prospectus. Any letter of revocation or later-dated proxy must be received by the Trust prior to the Meeting and must indicate your name and account number to be effective. Proxies voted by telephone or Internet may be revoked at any time before they are voted at the Meeting in the same manner that proxies voted by mail may be revoked.

      Proxy solicitations will be made primarily by mail, but may also be made by telephone, electronic transmission or personal meetings with officers and employees of NB Management, affiliates of NB Management or other representatives of Fasciano Fund. NB Management serves as principal underwriter and administrator of Fasciano Fund. Proxy solicitations may also be made by Computershare Fund Services and Broadridge Investor Communication Solutions, MIS, the proxy solicitors. If votes are recorded by telephone, a proxy solicitor will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded. You may also vote by mail or through a secure Internet site. PLEASE NOTE THAT WHILE PROXIES MAY BE VOTED BY TELEPHONE OR THROUGH THE INTERNET WITH RESPECT TO THE APPROVAL OF THE REORGANIZATION PLAN, A VOTE ON A PROPOSAL PUT FORWARD AT THE MEETING BY ANYONE OTHER THAN THE OFFICERS OR TRUSTEES OF THE TRUST MAY BE CAST ONLY IN PERSON OR BY A PAPER PROXY.

      NB Management and its affiliates will not receive any compensation from Fasciano Fund for proxy solicitation activities. For soliciting services, Computershare Fund Services and Broadridge Investor Communication Solutions, MIS will be paid fees and expenses of up to approximately $25,500 and $35,000, respectively. The cost of solicitation and the expenses incurred in connection with preparing this Proxy Statement/Prospectus and its enclosures will be paid by NB Management.

SHAREHOLDER APPROVAL

      Approval of the Reorganization Plan requires the affirmative vote of the lesser of (1) 67% or more of the shares of Fasciano Fund present at the Meeting, if more than 50% of the outstanding shares are represented at the Meeting in person or by proxy, or (2) more than 50% of the outstanding shares entitled to vote at the Meeting.

      Only shareholders of Fasciano Fund of record at the close of business on the Record Date will be entitled to vote at the Meeting. As of close of business on the Record Date, Fasciano Fund had [___] Advisor Class shares outstanding and [____] Investor Class shares outstanding. Each share or fractional share is entitled to one vote or fraction thereof.

CONTROL PERSONS

      To the knowledge of the Funds, the following persons are the only persons who owned of record or beneficially 5% or more of the outstanding shares of each class of each Fund as of the Record Date. Except where indicated with an asterisk, the owners listed are record owners.

                                                               PERCENT        ESTIMATED PERCENTAGE THAT
                                                               -------       WOULD BE OWNED OF COMBINED
FUND AND CLASS                NAME AND ADDRESS                  OWNED        FUND AFTER THE REORGANIZATION**
--------------                ----------------                  -----
FASCIANO FUND                 [_____]                           [__]%                  [__]%
ADVISOR CLASS

FASCIANO FUND
INVESTOR CLASS

GENESIS FUND
ADVISOR CLASS

                                                               PERCENT        ESTIMATED PERCENTAGE THAT
                                                               -------       WOULD BE OWNED OF COMBINED
FUND AND CLASS                NAME AND ADDRESS                  OWNED        FUND AFTER THE REORGANIZATION**
--------------                ----------------                  -----
GENESIS FUND
INSTITUTIONAL CLASS

GENESIS FUND
INVESTOR CLASS

GENESIS FUND
TRUST CLASS

** Calculated on the basis of present holdings and commitments as if the Reorganization had occurred on the Record Date. If approved by shareholders, Fasciano Fund Advisor Class and Investor Class will be reorganized into Genesis Fund Advisor Class and Investor Class, respectively.

      [As of the Record Date, the Trustees and officers of the Trust as a group beneficially owned less than 1% of the shares of each class of each Fund.]

                                  MISCELLANEOUS

AVAILABLE INFORMATION

      The Trust and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 100 F Street, NE, Washington, DC 20549-9303, and at the SEC's regional offices in New York (3 World Financial Center, Suite 400, New York, NY 10281-
1022). Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549.

LEGAL MATTERS

      Certain legal matters in connection with the issuance of Genesis Fund shares as part of the Reorganization will be passed upon by Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, NW, Washington, DC 20036-1221, counsel to the Trust.

EXPERTS

      The audited financial statements of Fasciano Fund and Genesis Fund, incorporated by reference in the SAI, have been audited by Ernst & Young LLP, the Funds' independent registered public accounting firm, as experts in accounting and auditing, to the extent indicated in its reports thereon which are included in the Annual Report to shareholders of Neuberger Berman Equity Funds for the fiscal year ended August 31, 2007.


                              SHAREHOLDER INQUIRIES


      Shareholder inquiries may be addressed to Fasciano Fund in writing at the address on the cover page of this Proxy Statement/Prospectus or by telephoning 800-877-9700.


                                     *  * *


SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE, OR TO VOTE VIA TELEPHONE BY CALLING THE NUMBER ON YOUR PROXY CARD(S) OR ON THE INTERNET BY VISITING THE WEBSITE ADDRESS IDENTIFIED ON YOUR PROXY CARD(S).

                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND DISSOLUTION

      THIS PLAN OF REORGANIZATION AND DISSOLUTION ("PLAN") is adopted by NEUBERGER BERMAN EQUITY FUNDS, a Delaware statutory trust ("TRUST"), on behalf of Neuberger Berman Fasciano Fund ("TARGET") and Neuberger Berman Genesis Fund ("ACQUIRING FUND"), each a segregated portfolio of assets ("SERIES") thereof (each sometimes referred to herein as a "FUND"). All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of the Trust acting on its behalf, and all rights and benefits created hereunder in favor of each Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

      The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 ACT"), as an open-end management investment company; and each Fund is a duly established and designated series thereof. Before January 1, 1997, the Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise. The Trust sells voting shares of beneficial interest in the Funds ("SHARES") to the public.

      The Trust wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("CODE") (all "section" references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a "plan of reorganization" (within the meaning of the regulations under section 368(a) ("REGULATIONS")). The reorganization will consist of (1) the transfer of Target's assets to Acquiring Fund in exchange solely for shares in Acquiring Fund ("ACQUIRING FUND SHARES") and Acquiring Fund's assumption of Target's liabilities, (2) the distribution of those shares PRO RATA to Target's shareholders in exchange for their shares in Target and in liquidation thereof, and (3) Target's dissolution (collectively, "REORGANIZATION"), all on the terms and conditions set forth herein.

      The Trust's Amended and Restated Trust Instrument ("TRUST INSTRUMENT") permits it to vary its shareholders' investment. The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and Neuberger Berman Management Inc., each Fund's investment manager ("MANAGER"), has the authority to buy and sell securities for it.

      The Trust's Board of Trustees ("BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the 1940
Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

      Target's issued and outstanding shares are divided into two classes, designated Investor Class shares and Advisor Class shares ("INVESTOR CLASS
TARGET SHARES" and "ADVISOR CLASS TARGET SHARES," respectively, and, collectively, "TARGET SHARES"); although Target has authorized Institutional Class shares, none has been issued. Acquiring Fund's shares are divided into four classes, designated Investor Class shares, Advisor Class shares, Institutional Class shares, and Trust Class shares; only Acquiring Fund's Investor Class shares and Advisor Class shares ("INVESTOR CLASS ACQUIRING FUND SHARES" and "ADVISOR CLASS ACQUIRING FUND SHARES," respectively) are involved in the Reorganization and thus included in the term "Acquiring Fund Shares." The Funds' identically designated classes of shares are identical to each other.

1.    PLAN OF REORGANIZATION AND DISSOLUTION
      --------------------------------------

      1.1 Subject to the requisite approval of Target's shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall -

           (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) (1) Investor Class Acquiring Fund Shares determined by dividing Target's net value (computed as set forth in paragraph 2.1) ("TARGET VALUE") attributable to the Investor Class Target Shares by the net asset value (computed as set forth in paragraph 2.2) ("NAV") of an Investor Class Acquiring Fund Share, and (2) Advisor Class Acquiring Fund Shares determined by dividing the Target Value attributable to the Advisor Class Target Shares by the NAV of an Advisor Class Acquiring Fund Share; and

           (b) assume all of Target's liabilities described in paragraph 1.3 ("LIABILITIES").

     Such transactions shall take place at the CLOSING (as defined in paragraph 3.1).

      1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses (other than unamortized organizational expenses) shown as assets on Target's books -- Target owns at the VALUATION TIME (as defined in paragraph 2.1).

      1.3 The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan, except for REORGANIZATION EXPENSES (as defined in paragraph 4.3(k)) borne by the Manager pursuant to paragraph 5. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the EFFECTIVE TIME (as defined in paragraph 3.1).

      1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section

1222(11)), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

      1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a "SHAREHOLDER"), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate. Such distribution shall be accomplished by the Trust's transfer agent's opening accounts on Acquiring Fund's shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Fund Shares to those newly opened and existing accounts. Each Shareholder's newly opened or existing account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due such Shareholder, by class (i.e., the account for each Shareholder that holds Investor Class Target Shares shall be credited with the respective PRO RATA number of Investor Class Acquiring Fund Shares due such Shareholder, and the account for each Shareholder that holds Advisor Class Target Shares shall be credited with the respective PRO RATA number of Advisor Class Acquiring Fund Shares due such Shareholder). The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's shareholder records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be dissolved as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is dissolved.

      1.8 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

2.    VALUATION
      ---------

      2.1 For purposes of paragraph 1.1(a), Target's net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange ("NYSE"), and the declaration of any dividends and/or other distributions, on the date of the Closing ("VALUATION TIME"), using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

      2.2 For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using such valuation procedures.

      2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by the Manager, in its capacity as the Trust's administrator, and shall be subject to confirmation by the Trust's independent registered public accounting firm.

3.    CLOSING AND EFFECTIVE TIME
      --------------------------

      3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern
Time) on [_____ __], 2008 ("EFFECTIVE TIME"). If at the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of either Fund (each, an "EXCHANGE") is closed to trading or trading thereon is restricted or
(b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board's judgment, accurate appraisal of the value of either Fund's net assets is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored. The Closing shall be held at the Trust's offices or at such other place as the Trust determines.

      3.2 The Trust shall direct the custodian of the Funds' assets to deliver at the Closing a certificate of an authorized officer stating and verifying that
(a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing.

      3.3  The Trust shall direct its  transfer  agent to deliver at the Closing
(a) a list of the Shareholders' names and addresses, accompanied by the number of full and fractional (rounded to the third decimal place) outstanding Target Shares owned by each Shareholder, at the Effective Time, certified by the Trust's Secretary or Assistant Secretary, and (b) a certificate of an authorized officer as to the opening of accounts in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) on Acquiring Fund's shareholder records and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on those records.

4.    CONDITIONS PRECEDENT
      --------------------

      4.1 The Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

           (a) At the Effective Time, the Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans," as referred to in section 851(b)(2), or that are restricted to resale by their terms), and on delivery and payment for the Assets, the Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 ACT");

           (b) Target is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, any provision of Delaware law, the Trust Instrument or the Trust's By-Laws (collectively, "GOVERNING DOCUMENTS"), or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an "UNDERTAKING") to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

           (c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

           (d) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust's knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and the Trust, on Target's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target's business or its ability to consummate the transactions herein contemplated;

           (e) Target's statement of assets and liabilities (including schedule of investments), statement of operations, and statement of changes in net assets (collectively, "STATEMENTS") at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended August 31, 2007, have been audited by Ernst & Young LLP, an independent registered public accounting firm ("E&Y"), and are in accordance with generally accepted accounting principles consistently applied ("GAAP"); and such Statements and Target's unaudited Statements at and for the six-month period ended February 29, 2008, present fairly, in all material respects, Target's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

           (f) Since August 31, 2007, there has not been any material adverse change in Target's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

           (g) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target's shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

           (h) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, "RETURNS") of Target required by law to have been filed by such time
      (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such Return is currently under audit and no assessment has been asserted with respect to such Returns;

           (i) Target is a "fund" (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or for such year will meet) the requirements of Part I of Subchapter M of Chapter 1 of the Code ("SUBCHAPTER M") for qualification as a regulated investment company ("RIC") and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           (j) Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization;
      from the time the Board approved the transactions contemplated hereby ("APPROVAL TIME") through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1(i); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the

      Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund's investment portfolio, that most of Target's assets are consistent with Acquiring Fund's investment objective and policies and thus can be transferred to and held by Acquiring Fund;

           (k) At the Effective Time, at least 33?% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33?% threshold;

           (l) Target incurred the Liabilities in the ordinary course of its business;

           (m) Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A));

           (n) During the five-year period ending at the Effective Time, (1) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) ("RELATED") to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561) referred to in sections 852(a)(1) and 4982(c)(1)(A); and

           (o) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

      4.2 The Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

           (a) No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           (b) Acquiring Fund is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, any provision of Delaware law, the Governing Documents, or any Undertaking to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Fund or on its behalf, is a party or by which it is bound;

           (c) No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust's knowledge, threatened against the Trust, with respect to Acquiring Fund or any of its properties or assets attributable or allocable to Acquiring Fund, that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Trust, on Acquiring Fund's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

           (d) Acquiring Fund's Statements at and for the fiscal year(s) ended August 31, 2007, have been audited by E&Y and are in accordance with GAAP; and such Statements and Acquiring Fund's unaudited Statements at and for the six-month period ended February 29, 2008, present fairly, in all material respects, Acquiring Fund's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

           (e) Since August 31, 2007, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

           (f) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

           (g) At the Effective Time, all Returns of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such Returns shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such

      Return is currently under audit and no assessment has been asserted with respect to such Returns;

           (h) Acquiring Fund is a "fund" (as defined in section 851(g)(2)); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or for such year will meet) the requirements of Subchapter M for qualification as a RIC and has been (or for such year will be) eligible to and has computed (or for such year will compute) its federal income tax under section 852; Acquiring Fund intends to continue to meet all such requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           (i) Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33?% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions, and (2) Acquiring Fund has no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

           (j) Following the Reorganization, Acquiring Fund (1) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

           (k) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person Related to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

           (l) There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2)) following the Reorganization;

           (m) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

           (n) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person Related to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

           (o) Assuming satisfaction of the condition in paragraph 4.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

           (p) The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.

      4.3 The Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

           (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws for the Trust's adoption and performance of this Plan, except for (1) the filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement ("REGISTRATION STATEMENT"), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

           (b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

           (c) The Trust's management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person Related to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

           (d) To the best of the Trust's management's knowledge, at the record date for Target's shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such date;

           (e) The  Shareholders  will pay their own  expenses  (such as fees of
      personal   investment   or  tax   advisers  for  advice   concerning   the
      Reorganization), if any, incurred in connection with the Reorganization;

           (f) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

           (g) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           (h) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982) will be included as assets it held immediately before the Reorganization;

           (i) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

           (j) Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c)) of Acquiring Fund;

           (k) No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, the Manager, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("REORGANIZATION EXPENSES"), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

           (l) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(n), 4.2(k), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

           (m) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

           (n) At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

           (o) The Trust shall have called a meeting of Target's shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

           (p) The Trust shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP ("COUNSEL") as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

                     (1) Acquiring Fund's  acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(C)), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b));

                     (2) Target will  recognize  no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

                     (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                     (4) Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor (except where Acquiring Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

                     (5) A  Shareholder  will  recognize  no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                     (6) A  Shareholder's  aggregate basis in the Acquiring Fund
               Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

      Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.    EXPENSES
      --------

      All fees payable to governmental authorities for the registration or qualification of the Acquiring Fund Shares distributable hereunder and all transfer agency costs related thereto shall be paid by Acquiring Fund. Subject to satisfaction of the condition contained in paragraph 4.3(k), the Manager shall bear all other Reorganization Expenses, including (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target's proxy materials and Acquiring Fund's prospectus and (2) legal, accounting, and securities registration fees. Notwithstanding the foregoing, expenses shall be paid by the

Fund directly incurring them if and to the extent that the payment thereof by another person would result in such Fund's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.    TERMINATION
      -----------

      The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

7.    AMENDMENTS
      ----------

      The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

8.    MISCELLANEOUS
      -------------

      8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

      8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Funds' property. The Trust, in asserting any rights or claims under this Plan on either Fund's behalf, shall look only to the other Fund's property in settlement of such rights or claims and not to the property of any other series or to such Trustees, officers, or shareholders.

      8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

                                                                      APPENDIX B

                              FINANCIAL HIGHLIGHTS
            (FROM NEUBERGER BERMAN EQUITY FUNDS SEMI-ANNUAL REPORT
                    TO SHAREHOLDERS DATED FEBRUARY 29, 2008)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FASCIANO FUND

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.


INVESTOR CLASS

                                           SIX MONTHS
                                             ENDED                                   YEAR ENDED AUGUST 31,
                                          FEBRUARY 29,
                                              2008            2007            2006           2005             2004          2003
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $ 44.18          $ 41.85         $ 43.83         $ 39.81         $ 35.39        $ 31.19


INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)(@)               (.11)            (.17)           (.12)           (.05)           (.20)          (.11)

NET GAINS OR LOSSES ON SECURITIES

(BOTH REALIZED AND UNREALIZED)               (5.55)            4.81            (.25)           5.41            4.81           4.31

TOTAL FROM INVESTMENT OPERATIONS             (5.66)            4.64            (.37)           5.36            4.61           4.20


LESS DISTRIBUTIONS FROM:

NET CAPITAL GAINS                            (3.61)           (2.31)          (1.61)          (1.34)           (.19)           --

NET ASSET VALUE, END OF PERIOD             $ 34.91          $ 44.18         $ 41.85         $ 43.83         $ 39.81        $ 35.39

TOTAL RETURN(tt)                            (13.29%)(**)    +11.35%            (.95%)       +13.60%         +13.06%        +13.47%


RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $ 288.2          $ 406.2         $ 484.5         $ 520.6         $ 364.9        $ 277.6

RATIO OF GROSS EXPENSES TO

AVERAGE NET ASSETS(#)                         1.32%(*)         1.29%           1.21%           1.20%           1.23%          1.24%

RATIO OF NET EXPENSES TO

AVERAGE NET ASSETS                            1.32%(*)(++)     1.29%(++)       1.20%(++)       1.20%(++)       1.22%(++)      1.24%

RATIO OF NET INVESTMENT INCOME (LOSS) TO

AVERAGE NET ASSETS                            (.52%)(*)        (.39%)          (.28%)          (.13%)          (.52%)         (.36%)

PORTFOLIO TURNOVER RATE                          3%(**)          18%             39%             22%             17%            24%

                                                               - B-1 -

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS

FASCIANO FUND CONT'D


ADVISOR CLASS

                                           SIX MONTHS
                                             ENDED                                   YEAR ENDED AUGUST 31,
                                          FEBRUARY 29,
                                              2008             2007           2006            2005           2004         2003
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $11.67            $11.07         $11.63           $10.60          $ 9.45      $ 8.38

INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)(@)              (.04)             (.07)          (.07)            (.05)           (.09)       (.09)

NET GAINS OR LOSSES ON SECURITIES

(BOTH REALIZED AND UNREALIZED)              (1.47)             1.28           (.06)            1.44            1.29        1.16

TOTAL FROM INVESTMENT OPERATIONS            (1.51)            .1.21           (.13)            1.39            1.20        1.07

LESS DISTRIBUTIONS FROM:

NET CAPITAL GAINS                            (.95)             (.61)          (.43)            (.36)           (.05)        --

NET ASSET VALUE, END OF PERIOD             $ 9.21            $11.67         $11.07           $11.63          $10.60      $ 9.45

TOTAL RETURN(tt)                           (13.42%)(**)      +11.19%         (1.25%)         +13.20%         +12.73%     +12.77%

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $ 18.2            $ 24.0         $ 33.4           $ 30.7          $ 18.5      $ 13.9

RATIO OF GROSS EXPENSES TO

AVERAGE NET ASSETS(#)                        1.50%(*)          1.50%          1.50%            1.50%           1.56%       1.83%

RATIO OF NET EXPENSES TO

AVERAGE NET ASSETS                           1.50%(*)(++)      1.49%(++)      1.49%(++)       1.49%(++)         1.56%(++)  1.83%(ss)

RATIO OF NET INVESTMENT INCOME (LOSS) TO

AVERAGE NET ASSETS                           (.71%)(*)         (.60%)         (.57%)           (.41%)          (.85%)     (1.03%)

PORTFOLIO TURNOVER RATE                         3%(**)           18%            39%              22%             17%         24%

                                                              - B-2 -

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS

GENESIS FUND

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.


 INVESTOR CLASS

                                             SIX MONTHS
                                               ENDED                                YEAR ENDED AUGUST 31,
                                            FEBRUARY 29,
                                                2008          2007            2006           2005          2004             2003
                                            (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD         $37.55          $34.92          $34.03         $27.03         $23.44           $19.70

INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)(@)                (.02)            .39            (.05)          (.08)          (.10)            (.06)

NET GAINS OR LOSSES ON SECURITIES

(BOTH REALIZED AND UNREALIZED)                 1.63            5.37            1.71           7.97           3.70             3.87

TOTAL FROM INVESTMENT OPERATIONS               1.61            5.76            1.66           7.89           3.60             3.81

LESS DISTRIBUTIONS FROM:

NET INVESTMENT INCOME                          (.16)           (.46)           --              --             --                --

NET CAPITAL GAINS                             (5.90)          (2.67)           (.77)          (.89)          (.01)            (.07)

TOTAL DISTRIBUTIONS                           (6.06)          (3.13)           (.77)          (.89)          (.01)            (.07)

NET ASSET VALUE, END OF PERIOD               $33.10          $37.55          $34.92         $34.03         $27.03           $23.44

TOTAL RETURN(tt)                          +4.35%(**)        +17.51%          +4.89%        +29.68%        +15.37%          +19.40%

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $1,987.9        $1,997.2        $1,901.1       $1,823.2       $1,324.0         $1,273.2

RATIO OF GROSS EXPENSES TO

AVERAGE NET ASSETS(#)                          1.02%(*)        1.03%           1.02%          1.04%          1.05%            1.08%

RATIO OF NET EXPENSES TO

AVERAGE NET ASSETS                             1.02%(*)(++)    1.02%(++)       1.02%(++)      1.04%(++)      1.05%(++)        1.08%

RATIO OF NET INVESTMENT INCOME (LOSS) TO

AVERAGE NET ASSETS                             (.11%)(*)       1.08%           (.15%)         (.25%)         (.38%)           (.31%)

PORTFOLIO TURNOVER RATE                          11%(**)         25%             19%            11%            23%              17%

                                                              - B-3 -

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS

GENESIS FUND CONT'D


 ADVISOR CLASS

                                          SIX MONTHS
                                            ENDED                                  YEAR ENDED AUGUST 31,
                                         FEBRUARY 29,
                                             2008             2007           2006           2005           2004           2003
                                         (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD       $31.43            $29.10         $28.46         $22.66         $19.71         $16.60

INCOME FROM INVESTMENT OPERATIONS:

NET INVESTMENT INCOME (LOSS)(@)              (.07)              .24           (.14)          (.14)          (.15)          (.10)

NET GAINS OR LOSSES ON SECURITIES

(BOTH REALIZED AND UNREALIZED)               1.37              4.49           1.42           6.67           3.11           3.27

TOTAL FROM INVESTMENT OPERATIONS             1.30              4.73           1.28           6.53           2.96           3.17

LESS DISTRIBUTIONS FROM:

NET INVESTMENT INCOME                        (.07)             (.18)           --             --             --             --

NET CAPITAL GAINS                           (4.93)            (2.22)          (.64)          (.73)          (.01)          (.06)

TOTAL DISTRIBUTIONS                         (5.00)            (2.40)          (.64)          (.73)          (.01)          (.06)

NET ASSET VALUE, END OF PERIOD             $27.73            $31.43         $29.10         $28.46         $22.66         $19.71

TOTAL RETURN(tt)                          +4.18%(**)        +17.14%         +4.52%        +29.31%        +15.02%        +19.15%

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $524.1            $547.2         $617.4         $661.0         $438.5         $320.2

RATIO OF GROSS EXPENSES TO

AVERAGE NET ASSETS(#)                        1.35%(*)          1.35%          1.35%          1.35%          1.36%          1.37%

RATIO OF NET EXPENSES TO

AVERAGE NET ASSETS                           1.35%(*)(++)      1.35%(++)      1.34%(++)      1.35%(++)      1.35%(++)      1.37%

RATIO OF NET INVESTMENT INCOME (LOSS) TO

AVERAGE NET ASSETS                           (.44%)(*)          .79%          (.47%)         (.56%)         (.68%)         (.61%)

PORTFOLIO TURNOVER RATE                        11%(**)           25%            19%            11%            23%            17%

                                                              - B-4 -

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS EQUITY FUNDS (UNAUDITED)

(tt) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Returns assume dividends and other distributions, if any, were reinvested and do not reflect the effect of sales charges. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund, total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed expenses. For the years ended August 31, 2005 and August 31, 2004.

(#) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


(++) After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                                                  SIX MONTHS
                                                                    ENDED                    YEAR ENDED AUGUST 31,
                                                                 FEBRUARY 29,
                                                                     2008         2007       2006       2005       2004       2003

FASCIANO FUND INVESTOR CLASS                                        1.32%         1.29%      1.21%      1.21%      1.23%       --

FASCIANO FUND ADVISOR CLASS                                         1.74%         1.69%      1.65%      1.67%      1.73%       --

GENESIS FUND INVESTOR CLASS                                         1.02%         1.03%      1.02%      1.04%      1.05%       --

GENESIS FUND ADVISOR CLASS                                          1.35%         1.35%      1.35%      1.35%      1.36%       --

                                                              - B-5 -

(ss) After reimbursement of expenses previously paid by Management and/or waiver of a portion of the investment management fee by Management. Had each Fund not made such reimbursements or Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                                                  SIX MONTHS
                                                                    ENDED                    YEAR ENDED AUGUST 31,
                                                                 FEBRUARY 29,
                                                                     2008         2007       2006       2005       2004       2003

FASCIANO FUND ADVISOR CLASS                                           --           --         --         --         --        1.75%


(@) Calculated based on the average number of shares outstanding during each fiscal period.

(*)     Annualized.

(**)    Not annualized.

                                                              - B-6 -

                                                                      APPENDIX C

Neuberger Berman
GENESIS FUND                                                Ticker Symbol: NBGAX
--------------------------------------------------------------------------------
      This Fund is closed to new investors.





[GRAPHIC OMITTED]

GOAL & STRATEGY

THE FUND SEEKS GROWTH OF CAPITAL.

To pursue this goal, the Fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company's market value has grown beyond $2 billion. The Fund seeks to reduce risk by diversifying among many companies and industries.

The Portfolio Managers generally look for undervalued companies whose current market shares and balance sheets are strong. Factors in identifying these firms may include:

o   above-average returns
o   an established market niche
o circumstances that would make it difficult for new competitors to enter the market
o   the ability to finance their own growth
o   sound future business prospects.

This approach is designed to let the Fund benefit from potential increases in stock prices, while limiting the risks typically associated with small-cap stocks. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

--> SMALL-CAP STOCKS

HISTORICALLY, STOCKS OF SMALLER COMPANIES HAVE NOT ALWAYS MOVED IN TANDEM WITH THOSE OF LARGER COMPANIES. OVER THE LAST 40 YEARS, SMALL-CAPS HAVE OUTPERFORMED LARGE-CAPS OVER 60% OF THE TIME. HOWEVER, SMALL-CAPS HAVE OFTEN FALLEN MORE SEVERELY DURING MARKET DOWNTURNS.

--> VALUE INVESTING

AT ANY GIVEN TIME, THERE ARE COMPANIES WHOSE STOCK PRICES, WHETHER BASED ON EARNINGS, BOOK VALUE, OR OTHER FINANCIAL MEASURES, DO NOT REFLECT THEIR FULL ECONOMIC OPPORTUNITIES. THIS HAPPENS WHEN INVESTORS UNDER-APPRECIATE THE BUSINESS POTENTIAL OF THESE COMPANIES, OR ARE DISTRACTED BY TRANSIENT OR NON-FUNDAMENTAL ISSUES. THE VALUE INVESTOR EXAMINES THESE COMPANIES, SEARCHING FOR THOSE THAT MAY RISE IN PRICE WHEN OTHER INVESTORS REALIZE THEIR WORTH.


                                     - C-1 -

[GRAPHIC OMITTED]

MAIN RISKS


Most of the Fund's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. The value of your investment may fall, sometimes sharply, and you could lose money.


Stock prices of many smaller companies are based on future expectations. The Portfolio Managers tend to focus on companies whose financial strength is largely based on existing business lines rather than projected growth. While this can help reduce risk, the Fund is still subject to many of the risks of small-cap investing.

The stocks of smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies, and these companies:

o   may have a shorter history of operations than larger companies
o   may not have as great an ability to raise additional capital
o may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor
o be more affected than other types of stocks by the underperformance of a sector emphasized by the Fund.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

To the extent the Portfolio Managers commit a portion of the Fund's assets to mid-cap stocks, the Fund is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole
o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

OTHER RISKS

THE FUND MAY USE CERTAIN PRACTICES AND INVEST IN CERTAIN SECURITIES INVOLVING ADDITIONAL RISKS. BORROWING, SECURITIES LENDING, AND USING DERIVATIVES COULD CREATE LEVERAGE, MEANING THAT CERTAIN GAINS OR LOSSES COULD BE AMPLIFIED, INCREASING SHARE PRICE MOVEMENTS. IN USING CERTAIN DERIVATIVES TO GAIN STOCK MARKET EXPOSURE FOR EXCESS CASH HOLDINGS, THE FUND INCREASES ITS RISK OF LOSS.

ALTHOUGH THEY MAY ADD DIVERSIFICATION, FOREIGN SECURITIES CAN BE RISKIER, BECAUSE FOREIGN MARKETS TEND TO BE MORE VOLATILE AND CURRENCY EXCHANGE RATES FLUCTUATE. THERE MAY BE LESS INFORMATION AVAILABLE ABOUT FOREIGN ISSUERS THAN ABOUT DOMESTIC ISSUERS.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES, BUT MAY MEAN LOST OPPORTUNITIES.


                                     - C-2 -

[GRAPHIC OMITTED]


INVESTMENT MANAGER


Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund's investment manager and the expenses paid directly by the Fund. The Manager engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $249.9 billion in total assets (as of 9/30/2007) and continue an asset management history that began in 1939. For the 12 months ended 8/31/2007, the management/administration fees paid to the Manager were 1.06% of average net assets for Advisor Class. For the 12 months ended 8/31/2007, the management/administration fees paid to the Manager were 0.92% of average net assets for Investor Class.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory agreements by the Board of Trustees is available in the Fund's semi-annual report dated February 2007.


PORTFOLIO MANAGERS

JUDITH M. VALE AND ROBERT W. D'ALELIO are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Vale and D'Alelio have been senior members of the Small Cap Group since 1992 and 1996, respectively. Ms. Vale has co-managed the Fund's assets since 1994. Mr. D'Alelio joined the firm in 1996 and has co-managed the Fund's assets since 1997.


                                     - C-3 -

MICHAEL L. BOWYER AND BRETT S. REINER are Vice Presidents of Neuberger Berman Management Inc. and Managing Directors of Neuberger Berman, LLC. Bowyer and Reiner have been members of the Small Cap Group since 2001 and 2003, respectively. Mr. Bowyer joined the firm in 1996 and Mr. Reiner in 2000. They are the Associate Portfolio Managers of the Fund.

Please see the Statement of Additional Information for additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of Fund shares.


                                     - C-4 -

                                                                      APPENDIX D

   EXCERPT FROM NEUBERGER BERMAN EQUITY FUNDS' JOINT ADVISOR CLASS PROSPECTUS


Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------

o   MAINTAINING YOUR ACCOUNT

To buy or sell Advisor Class shares described in this prospectus, contact your investment provider. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The Funds do not issue certificates for shares.

Most investment providers allow you to take advantage of the fund exchange program, which is designed for moving an investment from the Advisor Class of one fund in the fund family to the Advisor Class of another through an exchange of shares. However, this privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.


Every buy or sell order will be processed at the next share price to be calculated after the order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received payment for the shares. Redemption orders are deemed "accepted" when the Funds' transfer agent has received your order to sell Fund shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will process purchase orders when received, on the basis of a pre-existing arrangement to make payment by the following morning. In addition, if you have established a systematic investment program (SIP) with a Fund, your order is deemed "accepted" on the date you pre-selected on your SIP application for the systematic investments to occur. These policies apply to the investment providers who invest in the Fund. If you are buying shares through an investment provider, contact the investment provider for its policies.


Under certain circumstances, the Funds reserve the right to:

o  suspend the offering of shares
o  reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o  change, suspend, or revoke the exchange privilege
o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders
o suspend or postpone your right to sell Fund shares on days when trading on the New York Stock Exchange (the "Exchange") is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.


PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

                                     - D-1 -

--> DISTRIBUTION AND SHAREHOLDER SERVICING FEES

EACH FUND HAS ADOPTED A PLAN PURSUANT TO RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. UNDER THE PLAN, EACH FUND'S ADVISOR CLASS PAYS THE FUND'S DISTRIBUTOR, NEUBERGER BERMAN MANAGEMENT INC., 0.25% OF ITS AVERAGE NET ASSETS EVERY YEAR TO COMPENSATE FINANCIAL INTERMEDIARIES FOR PROVIDING DISTRIBUTION RELATED SERVICES TO THE FUND AND/OR ADMINISTRATIVE OR SHAREHOLDER SERVICES TO FUND SHAREHOLDERS. NEUBERGER BERMAN MANAGEMENT INC. MAY ALSO RETAIN PART OF THIS FEE AS COMPENSATION FOR PROVIDING THESE SERVICES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

--> YOUR INVESTMENT PROVIDER

THE ADVISOR CLASS SHARES DESCRIBED IN THIS PROSPECTUS ARE AVAILABLE ONLY THROUGH INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUND AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM YOUR INVESTMENT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL ADVISOR CLASS SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

--> ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.


--> INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.


                                     - D-2 -

o  SHARE PRICES

Because Advisor Class shares of the Funds do not have a sales charge, the price you pay for each share is the Fund's net asset value per share. Similarly, because the Funds do not charge fees for selling shares, your Fund pays you the full share price (net asset value) when you sell shares. Remember that your investment provider may charge fees for its services.


The Funds are open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your investment provider to find out by what time your order must be received so that it can be processed the same day. Depending on when your investment provider accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.


Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

--> SHARE PRICE CALCULATIONS


THE PRICE OF AN ADVISOR CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THE FUND'S ASSETS ATTRIBUTABLE TO ADVISOR CLASS SHARES MINUS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, DIVIDED BY THE TOTAL NUMBER OF ADVISOR CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.

WHEN A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT THE FUND WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.

FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.


                                     - D-3 -

o  DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December).

Consult your investment provider about whether your income and capital gain distributions from a Fund will be reinvested in additional Advisor Class shares of that Fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.


Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing, and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.


--> TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.


HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THIS MAY BE SEPARATE FROM THE STATEMENT THAT COVERS YOUR SHARE TRANSACTIONS.


                                     - D-4 -

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.

--> BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.

--> BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.


BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.


GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.


o  MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order, or change, suspend or revoke the exchange privilege.


Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading


                                     - D-5 -
patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


o  PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.


The complete portfolio holdings for each Fund (except Fasciano, Genesis and Small Cap Growth Funds) are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Small Cap Growth Funds are available 15-30 days after the end of each calendar quarter.

Each Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (holdings for Fasciano, Genesis and Small Cap Growth Funds will be available for only 15-30 days.) Complete holdings for all Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



o  FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Advisor Class shares of the Funds.



                                     - D-6 -

                                                                      APPENDIX E

   EXCERPT FROM NEUBERGER BERMAN EQUITY FUNDS' JOINT INVESTOR CLASS PROSPECTUS


Neuberger Berman
YOUR INVESTMENT
--------------------------------------------------------------------------------

o   SHARE PRICES

Because Investor Class shares of these Funds do not have a sales charge, the price you pay for each share of a Fund is the Fund's net asset value per share. Unless a redemption fee is applied, the Funds pay you the full share price when you sell shares.


Of the Funds in this prospectus, only International Fund imposes a redemption fee on sales or exchanges of Fund shares held 60 days or less. If you own shares of this Fund, see "Redemption Fee" for more information on when a redemption fee would be charged to your account.

If you use an investment provider, that provider may charge fees that are in addition to those described in this prospectus.


The Funds are open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is closed. A Fund may decide to remain open on a day when the Exchange is closed for unusual reasons. In such a case, the Fund would post a notice on www.nb.com.

Each Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when it accepts orders, it is possible that a Fund's share price could change on days when you are unable to buy or sell shares.


Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.


--> SHARE PRICE CALCULATIONS


THE PRICE OF AN INVESTOR CLASS SHARE OF A FUND IS THE TOTAL VALUE OF THAT FUND'S ASSETS ATTRIBUTABLE TO ITS INVESTOR CLASS SHARES MINUS ITS LIABILITIES ATTRIBUTABLE TO THOSE SHARES, DIVIDED BY THE TOTAL NUMBER OF INVESTOR CLASS SHARES OUTSTANDING. BECAUSE THE VALUE OF A FUND'S SECURITIES CHANGES EVERY BUSINESS DAY, THE SHARE PRICE USUALLY CHANGES AS WELL.


WHEN VALUING PORTFOLIO SECURITIES, THE FUNDS USE MARKET PRICES. HOWEVER, IN CERTAIN CASES, EVENTS THAT OCCUR AFTER CERTAIN MARKETS HAVE CLOSED MAY RENDER THESE PRICES UNRELIABLE.


WHEN A FUND BELIEVES A REPORTED MARKET PRICE FOR A SECURITY DOES NOT REFLECT THE AMOUNT IT WOULD RECEIVE ON A CURRENT SALE OF THAT SECURITY, THE FUND MAY SUBSTITUTE FOR THE MARKET PRICE A FAIR-VALUE ESTIMATE MADE ACCORDING TO METHODS APPROVED BY THE BOARD OF TRUSTEES. A FUND MAY ALSO USE THESE METHODS TO VALUE CERTAIN TYPES OF ILLIQUID SECURITIES.


FAIR VALUE PRICING GENERALLY WILL BE USED IF THE EXCHANGE ON WHICH A PORTFOLIO SECURITY IS TRADED CLOSES EARLY OR IF TRADING IN A PARTICULAR SECURITY WAS HALTED DURING THE DAY AND DID NOT RESUME PRIOR TO A FUND'S NET ASSET VALUE CALCULATION. A FUND MAY ALSO USE THESE METHODS TO VALUE SECURITIES THAT TRADE IN A FOREIGN MARKET, IF SIGNIFICANT EVENTS THAT APPEAR LIKELY TO AFFECT THE VALUE OF THOSE SECURITIES OCCUR BETWEEN THE TIME THAT FOREIGN MARKET CLOSES AND THE TIME THE EXCHANGE CLOSES. SIGNIFICANT EVENTS MAY


                                     - E-1 -

INCLUDE (1) THOSE IMPACTING A SINGLE ISSUER, (2) GOVERNMENTAL ACTIONS THAT AFFECT SECURITIES IN ONE SECTOR OR COUNTRY, (3) NATURAL DISASTERS OR ARMED CONFLICTS AFFECTING A COUNTRY OR REGION, OR (4) SIGNIFICANT DOMESTIC OR FOREIGN MARKET FLUCTUATIONS. THE EFFECT OF USING FAIR VALUE PRICING IS THAT A FUND'S NET ASSET VALUE WILL BE SUBJECT TO THE JUDGMENT OF NEUBERGER BERMAN MANAGEMENT INC., OPERATING UNDER PROCEDURES APPROVED BY THE BOARD OF TRUSTEES, INSTEAD OF BEING DETERMINED BY MARKET PRICES.



o   PRIVILEGES AND SERVICES

If you purchase Investor Class shares directly from Neuberger Berman Management Inc., you have access to the services listed below. If you purchase shares through an investment provider, consult that provider for information about investment services.


SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a money market fund in the fund family or your bank account.


SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from a fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.


ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system.

INTERNET ACCESS -- At www.nb.com, you can make transactions, check your account, and access a wealth of information.

FUNDFONE(R) -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange fund shares.


--> DOLLAR-COST AVERAGING

SYSTEMATIC INVESTING ALLOWS YOU TO TAKE ADVANTAGE OF THE PRINCIPLE OF DOLLAR-COST AVERAGING. WHEN YOU MAKE REGULAR INVESTMENTS OF A GIVEN AMOUNT -- SAY, $100 A MONTH -- YOU WILL END UP INVESTING AT DIFFERENT SHARE PRICES OVER TIME. WHEN THE SHARE PRICE IS HIGH, YOUR $100 BUYS FEWER SHARES; WHEN THE SHARE PRICE IS LOW, YOUR $100 BUYS MORE SHARES. OVER TIME, THIS CAN HELP LOWER THE AVERAGE PRICE YOU PAY PER SHARE.

DOLLAR-COST AVERAGING CANNOT GUARANTEE YOU A PROFIT OR PROTECT YOU FROM LOSSES IN A DECLINING MARKET. BUT IT CAN BE BENEFICIAL OVER THE LONG TERM.



o   DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each Fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the Funds make any distributions once a year (in December).


                                     - E-2 -

Unless you designate otherwise, your income and capital gain distributions from a Fund will be reinvested in additional Investor Class shares of the Fund. However, if you prefer, you may receive all distributions in cash or reinvest capital gain distributions but receive income distributions in cash. Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another fund in the fund family with the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult it about whether your income and capital gain distributions will be reinvested in Investor Class shares of a Fund or paid in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement plans and accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them in additional Fund shares.


Fund distributions to individual retirement accounts, Roth IRAs and qualified retirement plans generally are tax-free. Eventual withdrawals from a Roth IRA also may be tax-free, while withdrawals from other retirement accounts and plans generally are subject to tax.


Distributions generally are taxable to you in the year you receive them. In some cases, however, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement (see "Taxes and You") will help clarify this for you.


Distributions of net investment income and the excess of net short-term capital gain over net long-term capital loss ("dividends") are generally taxed as ordinary income. However, a Fund's dividends attributable to "qualified dividend income" (generally, dividends it receives on stock of most U.S. and certain foreign corporations with respect to which it satisfies certain holding period, financing, and other restrictions) are subject to a 15% maximum federal income tax rate for individual shareholders who satisfy those restrictions with respect to their Fund shares on which the dividends are paid.

Distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) are generally taxed as long-term capital gain and are subject to that 15% maximum tax rate for individual shareholders. The tax treatment of capital gain distributions from a Fund depends on how long the Fund held the securities it sold that generated the gain, not when you bought your shares of the Fund or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell (redeem) or exchange Fund shares, you generally will realize a taxable gain or loss. An exception, once again, applies to tax-advantaged retirement plans and accounts and other tax-exempt investors. Any capital gain an individual shareholder recognizes on a redemption or exchange of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate mentioned above.



--> TAXES AND YOU

THE TAXES YOU ACTUALLY OWE ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET, HOW LONG YOU HELD YOUR SHARES, AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

HOW CAN YOU FIGURE OUT YOUR TAX LIABILITY ON FUND DISTRIBUTIONS AND SHARE TRANSACTIONS? ONE HELPFUL TOOL IS THE TAX STATEMENT THAT WE OR YOUR INVESTMENT PROVIDER SENDS YOU EVERY JANUARY. IT DETAILS THE

                               - E-3 -

DISTRIBUTIONS YOU RECEIVED DURING THE PAST YEAR AND SHOWS THEIR TAX STATUS. THIS MAY BE SEPARATE FROM THE STATEMENT THAT COVERS YOUR SHARE TRANSACTIONS.


MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MAY HAVE.


--> BACKUP WITHHOLDING

A FUND IS REQUIRED TO WITHHOLD 28% OF THE MONEY YOU ARE OTHERWISE ENTITLED TO RECEIVE FROM ITS DISTRIBUTIONS AND REDEMPTION PROCEEDS IF YOU ARE AN INDIVIDUAL OR CERTAIN OTHER NON-CORPORATE SHAREHOLDER WHO FAILS TO PROVIDE A CORRECT TAXPAYER IDENTIFICATION NUMBER TO THE FUND. WITHHOLDING AT THAT RATE ALSO IS REQUIRED FROM EACH FUND'S DISTRIBUTIONS TO WHICH YOU ARE OTHERWISE ENTITLED IF YOU ARE SUCH A SHAREHOLDER AND THE INTERNAL REVENUE SERVICE ("IRS") TELLS US THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING OR YOU ARE SUBJECT TO BACKUP WITHHOLDING FOR ANY OTHER REASON.

IN THE CASE OF A CUSTODIAL ACCOUNT FOR A NEWBORN, IF A SOCIAL SECURITY NUMBER HAS BEEN APPLIED FOR BUT IS NOT AVAILABLE WHEN YOU COMPLETE THE ACCOUNT APPLICATION, YOU MAY OPEN THE ACCOUNT WITHOUT THAT NUMBER, IF WE RECEIVE (FROM YOU OR FROM YOUR INVESTMENT PROVIDER) THE CUSTODIAN'S DATE OF BIRTH AND SOCIAL SECURITY NUMBER TOGETHER WITH A COPY OF THE REQUEST MADE TO THE IRS FOR THE NEWBORN'S SOCIAL SECURITY NUMBER. HOWEVER, WE MUST RECEIVE THE NEW NUMBER WITHIN 60 DAYS OR THE ACCOUNT WILL BE CLOSED. FOR INFORMATION ON CUSTODIAL ACCOUNTS, CALL 800-877-9700.

YOU MUST SUPPLY YOUR SIGNED TAXPAYER IDENTIFICATION NUMBER FORM TO YOUR INVESTMENT PROVIDER, IF ANY, AND IT MUST SUPPLY ITS TAXPAYER IDENTIFICATION NUMBER TO US, IN ORDER TO AVOID BACKUP WITHHOLDING.


--> BUYING SHARES BEFORE A DISTRIBUTION

THE MONEY A FUND EARNS, EITHER AS INCOME OR AS CAPITAL GAINS, IS REFLECTED IN ITS SHARE PRICE UNTIL IT DISTRIBUTES THE MONEY. AT THAT TIME, THE AMOUNT OF THE DISTRIBUTION IS DEDUCTED FROM THE SHARE PRICE. THE AMOUNT OF THE DISTRIBUTION IS EITHER REINVESTED IN ADDITIONAL SHARES OF THE DISTRIBUTING CLASS OF THE FUND OR PAID TO SHAREHOLDERS IN CASH.


BECAUSE OF THIS, IF YOU BUY SHARES JUST BEFORE A FUND MAKES A DISTRIBUTION, YOU WILL END UP GETTING SOME OF YOUR INVESTMENT BACK AS A TAXABLE DISTRIBUTION. YOU CAN AVOID THIS SITUATION BY WAITING TO INVEST UNTIL AFTER THE RECORD DATE FOR THE DISTRIBUTION.


GENERALLY, IF YOU ARE INVESTING IN A FUND THROUGH A TAX-ADVANTAGED RETIREMENT PLAN OR ACCOUNT, THERE ARE NO TAX CONSEQUENCES TO YOU FROM DISTRIBUTIONS.



o   MAINTAINING YOUR ACCOUNT

WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management Inc. are under "Buying Shares." See "Investment Providers" if you are buying shares through an investment provider. Whenever you make an initial investment in one of the Funds or add to your existing account (except with an automatic investment), you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through an investment provider should contact their investment provider for information regarding transaction statements. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.



                                     - E-4 -

When you purchase shares, you will receive the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your check or other payment for the shares. In the case of certain institutional investors, Neuberger Berman Management Inc. will accept purchase orders when received directly or through one of its administrative agents, on the basis of a pre-existing arrangement to make payment to Neuberger Berman Management Inc. or its administrative agent by the following morning. In addition, if you have established a systematic investment program (SIP) with one or more of the Funds, your order is deemed "accepted" on the date you preselected on your SIP application for the systematic investments to occur.

WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management Inc., instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. When you sell shares, you will receive the next share price to be calculated after your order has been accepted. Redemption orders are deemed "accepted" when the Fund's transfer agent has received your order to sell.


If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").


In some cases, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

When selling shares in an account that you do not intend to close, remember to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and redeem the proceeds.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when Neuberger Berman Management Inc. has determined that it is in the best interests of a Fund's shareholders as a whole.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for a replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES -- You can move an investment from one fund to a comparable class of another fund in the fund family through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of the other fund. There are three things to remember when making an exchange:

o  both accounts must have the same registration
o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.


                                     - E-5 -

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders. If you sell or exchange shares of International Fund within 60 days or less of purchase, you may be charged a redemption fee (see "Redemption Fee").

In addition, investors who are shareholders of Investor Class shares prior to the sale of Neuberger Berman's first load fund and who have continuously maintained an account in Investor Class shares since that date, may exchange into Class A shares of a fund in the fund family without paying any applicable sales charges.


PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by express delivery.

PROCEEDS FROM THE SALE OF SHARES -- The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within seven business days. There are two cases in which proceeds may be delayed beyond this time:

o  in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares has not cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

The Funds do not issue certificates for shares. If you have share certificates from prior purchases, the only way to redeem them is by sending in the certificates. If you lose a certificate, you will incur a fee before any transaction can be processed.

OTHER POLICIES -- Under certain circumstances, the Funds reserve the right to:

o  suspend the offering of shares
o  reject any exchange or purchase order
o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
o  change, suspend, or revoke the exchange privilege
o  suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares on days when trading on the Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission ("SEC")


                                     - E-6 -

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o remain open and process orders to purchase or sell Fund shares when the Exchange is closed.




-->  MEDALLION SIGNATURE GUARANTEES


YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES OF A FUND.


A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS
AUTHENTIC.


MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.


MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT OR TO THE INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A MEDALLION SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.


A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.


--> INVESTMENT PROVIDERS

THE INVESTOR CLASS SHARES AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NEUBERGER BERMAN MANAGEMENT INC. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS.


MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING AN INVESTMENT FROM ONE FUND TO A COMPARABLE CLASS OF ANOTHER FUND IN THE FUND FAMILY THROUGH AN EXCHANGE OF SHARES (SEE "WHEN YOU EXCHANGE SHARES"). IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES, WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.


--> ADDITIONAL PAYMENTS TO INVESTMENT PROVIDERS


NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES WILL PAY ADDITIONAL COMPENSATION, OUT OF THEIR OWN RESOURCES AND NOT AS AN EXPENSE OF THE FUNDS, TO CERTAIN INVESTMENT PROVIDERS OR OTHER FINANCIAL INTERMEDIARIES, INCLUDING AFFILIATES, IN CONNECTION WITH THE SALE, DISTRIBUTION, RETENTION AND/OR SERVICING OF FUND SHARES. IF YOUR INVESTMENT PROVIDER RECEIVES SUCH PAYMENTS, THESE PAYMENTS MAY CREATE AN INCENTIVE FOR YOUR INVESTMENT PROVIDER OR ITS EMPLOYEES TO RECOMMEND OR SELL SHARES OF THE FUNDS TO YOU. IF YOU HAVE PURCHASED SHARES OF A FUND THROUGH AN INVESTMENT PROVIDER, PLEASE SPEAK WITH YOUR INVESTMENT PROVIDER TO LEARN MORE ABOUT ANY PAYMENTS IT RECEIVES FROM NEUBERGER BERMAN MANAGEMENT INC. AND/OR ITS AFFILIATES, AS WELL AS FEES AND/OR COMMISSIONS THE INVESTMENT PROVIDER CHARGES. YOU SHOULD ALSO CONSULT DISCLOSURES MADE BY YOUR INVESTMENT PROVIDER AT THE TIME OF PURCHASE. ANY SUCH PAYMENTS WILL NOT CHANGE THE NET ASSET VALUE OR THE PRICE OF EACH FUND'S SHARES. FOR MORE INFORMATION, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

                                     - E-7 -

--> INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON OUR BEHALF) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

                                     - E-8 -

BUYING SHARES


------------------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                      Instructions
------------------------------------------------------------------------------------------------------------------------------------
 SENDING US A CHECK       Your first investment must be at least $1,000       Fill out the application and enclose your
                                                                              check
                          Additional investments can be as little as $100
                                                                              If regular first-class mail, send to:
                          We cannot accept cash, money orders, starter          NEUBERGER BERMAN FUNDS
                          checks, cashier's checks, travelers checks, or        BOSTON SERVICE CENTER
                          other cash equivalents                                P.O. BOX 8403
                                                                                BOSTON, MA 02266-8403
                          You will be responsible for any losses or fees
                          resulting from a bad check; if necessary, we may    If express delivery, registered mail, or
                          sell other shares belonging to you in order to      certified mail, send to:
                          cover these losses                                    NEUBERGER BERMAN FUNDS
                                                                                C/O STATE STREET BANK AND TRUST COMPANY
                          All checks must be made out to "Neuberger             30 DAN ROAD
                          Berman Funds"; we cannot accept checks made           CANTON, MA 02021
                          out to you or other parties and signed over to us

------------------------------------------------------------------------------------------------------------------------------------

 WIRING MONEY             All wires must be for at least $1,000               Before wiring any money, call 800-877-9700
                                                                              for an order confirmation

                                                                              Have your financial institution send your wire
                                                                              to State Street Bank and Trust Company

                                                                              Include your name, the Fund name, your
                                                                              account number and other information as
                                                                              requested

------------------------------------------------------------------------------------------------------------------------------------

 EXCHANGING FROM ANOTHER  All exchanges must be for at least $1,000           Call 800-877-9700 to place your order
 FUND
                          Both accounts involved must be registered in the    To place an order using FUNDFONE(R), call 800-
                          same name, address and tax ID number                335-9366 or through www.nb.com

                          An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------
 BY TELEPHONE             We do not accept phone orders for a first           Call 800-877-9700 to notify us of your
                          investment                                          purchase

                          Additional investments must be for at least         Immediately follow up with a wire or
                          $1,000                                              electronic transfer

                          Additional shares will be purchased when your       To add shares to an existing account using
                          order is accepted                                   FUNDFONE(R), call 800-335-9366 or you can
                                                                              use www.nb.com
                          Not available on retirement accounts

------------------------------------------------------------------------------------------------------------------------------------
 SETTING UP SYSTEMATIC    All investments must be at least $100               Call 800-877-9700 for instructions
 INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

                                                               - E-9 -

SELLING SHARES



------------------------------------------------------------------------------------------------------------------------------------
 Method                   Things to know                                       Instructions
------------------------------------------------------------------------------------------------------------------------------------
 SENDING US A LETTER      Unless you instruct us otherwise, we will mail       Send us a letter requesting us to sell shares
                          your proceeds by check to the address of record,     signed by all registered owners; include your
                          payable to the registered owner(s)                   name, account number, the Fund name, the
                                                                               dollar amount or number of shares you want
                          If you have designated a bank account on your        to sell, and any other instructions
                          application, you can request that we wire the
                          proceeds to this account; if the total balance of    If regular first-class mail, send to:
                          all of your Neuberger Berman fund accounts is        NEUBERGER BERMAN FUNDS
                          less than $200,000, you will be charged an $8.00     BOSTON SERVICE CENTER
                          wire fee                                             P.O. BOX 8403
                                                                               BOSTON, MA 02266-8403
                          You can also request that we send the proceeds
                          to your designated bank account by electronic        If express delivery, registered mail, or
                          transfer (ACH) without a fee                         certified mail, send to:
                                                                               NEUBERGER BERMAN FUNDS
                          You may need a Medallion signature guarantee         C/O STATE STREET BANK AND TRUST COMPANY
                                                                               30 Dan Road
                          Please also supply us with your e-mail address       CANTON, MA 02021
                          and daytime telephone number when you write to
                          us in the event we need to reach you

------------------------------------------------------------------------------------------------------------------------------------

 SENDING US A FAX         For amounts of up to $50,000                         Write a request to sell shares as described
                                                                               above
                          Not available if you have changed the address on
                          the account in the past 15 days                      Call 800-877-9700 to obtain the appropriate
                                                                               fax number

------------------------------------------------------------------------------------------------------------------------------------

 CALLING IN YOUR ORDER    All phone orders to sell shares must be for at       Call 800-877-9700 to place your order
                          least $1,000 unless you are closing out an
                          account                                              Give your name, account number, the Fund
                                                                               name, the dollar amount or number of shares
                          Not available if you have declined the phone         you want to sell, and any other instructions
                          option or are selling shares in certain retirement
                          accounts (The only exception is for those            To place an order using FUNDFONE(R), call 800-
                          retirement shareholders who are at least 59 1/2 or   335-9366 or visit www.nb.com
                          older and have their birthdates on file)

                          Not available if you have changed the address on the account in the past 15 days

------------------------------------------------------------------------------------------------------------------------------------

 EXCHANGING INTO ANOTHER  All exchanges must be for at least $1,000            Call 800-877-9700 to place your order
 FUND
                          Both accounts must be registered in the same         To place an order using FUNDFONE(R), call 800-
                          name, address and tax ID number                      335-9366 or visit www.nb.com

                          An exchange order cannot be cancelled or changed once it has been placed

------------------------------------------------------------------------------------------------------------------------------------

 SETTING UP SYSTEMATIC    For accounts with at least $5,000 worth of shares    Call 800-877-9700 for instructions
 WITHDRAWALS              in them

                          Withdrawals must be at least $100

------------------------------------------------------------------------------------------------------------------------------------

 REDEMPTION FEE           International Fund charges a 2.00% redemption        See section entitled "Redemption Fee" or call
                          fee on shares redeemed or exchanged for shares       800-877-9700 for more information
                          of another fund within 60 days or less of
                          purchase
------------------------------------------------------------------------------------------------------------------------------------

                                                              - E-10 -

--> RETIREMENT ACCOUNTS AND PLANS



WE OFFER INVESTORS A NUMBER OF TAX-ADVANTAGED ACCOUNTS AND PLANS FOR RETIREMENT
SAVING:


TRADITIONAL IRAS ALLOW MONEY TO GROW TAX-DEFERRED UNTIL YOU TAKE IT OUT, USUALLY AT OR AFTER RETIREMENT. CONTRIBUTIONS ARE DEDUCTIBLE FOR SOME INVESTORS, BUT EVEN WHEN THEY ARE NOT, AN IRA CAN BE BENEFICIAL.

ROTH IRAS OFFER TAX-FREE GROWTH LIKE A TRADITIONAL IRA, BUT INSTEAD OF TAX-DEDUCTIBLE CONTRIBUTIONS, THE WITHDRAWALS ARE TAX-FREE FOR INVESTORS WHO MEET CERTAIN REQUIREMENTS.


ALSO AVAILABLE: SEP-IRA, SIMPLE, KEOGH, AND OTHER TYPES OF PLANS. COVERDELL EDUCATION SAVINGS ACCOUNTS (FORMERLY EDUCATION IRAS), THOUGH NOT FOR RETIREMENT SAVINGS, ALSO ARE AVAILABLE. CONSULT YOUR TAX PROFESSIONAL TO FIND OUT WHICH TYPES OF ACCOUNTS OR PLANS MAY BE BENEFICIAL FOR YOU, THEN CALL 800-877-9700 FOR INFORMATION ON ANY NEUBERGER BERMAN RETIREMENT ACCOUNT OR PLAN.



--> INTERNET CONNECTION

INVESTORS WITH INTERNET ACCESS CAN ENJOY MANY VALUABLE AND TIME-SAVING FEATURES BY VISITING US AT WWW.NB.COM.

THE SITE OFFERS MORE COMPLETE INFORMATION ON OUR FUNDS, INCLUDING CURRENT PERFORMANCE DATA, PORTFOLIO MANAGER INTERVIEWS, TAX INFORMATION PLUS EDUCATIONAL ARTICLES, NEWS AND ANALYSIS. YOU CAN TAILOR THE SITE SO IT SERVES UP INFORMATION THAT IS MOST RELEVANT TO YOU.


AS A FUND SHAREHOLDER, YOU CAN USE THE WEB SITE TO ACCESS ACCOUNT INFORMATION AND EVEN MAKE SECURE TRANSACTIONS -- 24 HOURS A DAY. YOU CAN ALSO RECEIVE FUND DOCUMENTS SUCH AS PROSPECTUSES AND FINANCIAL REPORTS AS WELL AS YOUR STATEMENTS ELECTRONICALLY VIA NB DELIVERE(R). IF YOU WANT FURTHER INFORMATION, PLEASE CALL 800-877-9700.




o   REDEMPTION FEE

If you sell your shares of International Fund or exchange them for shares of another fund within 60 days of your purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your Fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We may not impose the redemption fee on a redemption or an exchange of:

o shares acquired by reinvestment of dividends or other distributions of the Fund;
o  shares held in an account of certain retirement plans;
o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
o  shares held in certain rebalancing and asset allocation programs.

You should contact your investment provider to determine whether it imposes a redemption fee or otherwise has a policy in place to deter short-term trading. From time to time, as circumstances change, we may modify or eliminate certain exemption categories.


                                    - E-11 -

o   MARKET TIMING POLICY

Frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities") can interfere with Fund management and affect costs and performance for other shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. As described earlier in this prospectus, pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be "timing the market" or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege; or suspend the telephone order privilege.


To further discourage excessive trading, if a shareholder sells shares of International Fund or exchanges them for shares of another fund within 60 days of purchase, the shareholder will be charged a fee of 2.00% on the current net asset value of the shares sold or exchanged. The fee is paid to the Fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all applicable shareholders, with only a few exceptions. The Fund may not impose the fee on a redemption or exchange of: shares acquired by reinvestment of dividends or other distributions of the Fund; shares held in an account of certain retirement plans; shares purchased through other investment providers, if that provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the Funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the Funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Funds make efforts to monitor for market-timing activities, the ability of the Funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Funds will be able to eliminate all market-timing activities.


                                    - E-12 -

o   PORTFOLIO HOLDINGS POLICY

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.


The complete portfolio holdings for each Fund (except Fasciano, Genesis, and Small Cap Growth Funds) are available at https://www.nb.com/nb/mutual_funds_prospectuses 15-30 days after each month-end; the complete portfolio holdings of Fasciano, Genesis and Small Cap Growth Funds are available 15-30 days after the end of each calendar quarter.

Each Fund's complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted (holdings for Fasciano, Genesis and Small Cap Growth Funds will be available for only 15-30 days.) Complete holdings for the Funds will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.



o   FUND STRUCTURE

Each Fund uses a "multiple class" structure. Each Fund offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Investor Class shares of the Funds.

                                    - E-13 -

                                                                      APPENDIX F

           PERFORMANCE OF NEUBERGER BERMAN GENESIS FUND ADVISOR CLASS

The table and chart below provide an indication of the risks of investing in Genesis Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

 YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
    Year        %
    ----        -
 1998            -7.21
 1999             3.78
 2000            32.21
 2001            11.75
 2002            -3.21
 2003            31.34
 2004            18.39
 2005            16.00
 2006             6.97
 2007            21.50

 Best quarter:         Q4 '01, 15.32%
 Worst quarter:        Q3 '98, -16.42%
 Year-to-date performance as of 3/31/08:     -4.13%


 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2007*

                               1 Year     5 Years   10 Years
-------------------------------------------------------------
 GENESIS FUND
 Return Before Taxes           21.50       18.58     12.43
 Return After Taxes on         18.68       17.56     11.54
 Distributions
 Return After Taxes on         17.45       16.32     10.82
 Distributions and
 Sale of Fund Shares
 Russell 2000 Index            -1.57       16.25      7.08

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.


                                     -F-1-

* Through 12/15/2000, Genesis Fund Advisor Class was organized as a feeder fund in a master/feeder, rather than a multiple class, structure. Performance shown through 12/15/2000 is that of the predecessor feeder fund, which had an identical investment program and the same expenses as Genesis Fund Advisor Class

->    PERFORMANCE MEASURES

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses. As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.


                                     -F-2-

          PERFORMANCE OF NEUBERGER BERMAN GENESIS FUND INVESTOR CLASS

The table and chart below provide an indication of the risks of investing in Genesis Fund. The bar chart shows how the Fund's performance has varied from year to year. The table next to the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with one or more measures of market performance. This information is based on past performance (before and after taxes); it is not a prediction of future results.

 YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR
    Year        %
 1998            -6.95
 1999             4.04
 2000            32.51
 2001            12.11
 2002            -2.96
 2003            31.70
 2004            18.76
 2005            16.37
 2006             7.31
 2007            21.89

 BEST QUARTER:         Q4 '01, 15.39%
 WORST QUARTER:        Q3 '98, -16.43%
 Year-to-date performance as of 3/31/08:    -4.05%


 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2007

                               1 Year     5 Years   10 Years
-------------------------------------------------------------
 GENESIS FUND
 Return Before Taxes           21.89       18.94     12.76
 Return After Taxes on         19.01       17.89     11.83
 Distributions
 Return After Taxes on         17.75       16.65     11.10
 Distributions and
 Sale of Fund Shares
 Russell 2000 Index            -1.57       16.25      7.08

After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.

INDEX DESCRIPTION:
The Russell 2000 Index is an unmanaged index of U.S. small-cap stocks.

                                     -F-3-

->    PERFORMANCE MEASURES

The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in Fund shares and include all Fund expenses. As a frame of reference, the table includes a broad-based market index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.


                                     -F-4-

                          NEUBERGER BERMAN EQUITY FUNDS


                          NEUBERGER BERMAN GENESIS FUND


                           605 THIRD AVENUE, 2ND FLOOR


                          NEW YORK, NEW YORK 10158-0180


                       STATEMENT OF ADDITIONAL INFORMATION


                              DATED JUNE [6], 2008

      This Statement of Additional Information ("SAI") relates specifically to the reorganization of Neuberger Berman Fasciano Fund ("Fasciano Fund") into Neuberger Berman Genesis Fund ("Genesis Fund"), whereby Fasciano Fund will transfer all of its assets to Genesis Fund, and shareholders of Fasciano Fund will receive Advisor Class and Investor Class shares of Genesis Fund, in exchange for their Advisor Class and Investor Class shares, respectively, of Fasciano Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein and accompanies this SAI:

      (1) The audited financial statements of Fasciano Fund and Genesis Fund (series of Neuberger Berman Equity Funds), notes thereto, and the report of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements, included in the Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal year ended August 31, 2007 (File Nos. 002-11357 and 811-00582).

      (2) The unaudited financial statements of Fasciano Fund and Genesis Fund (series of Neuberger Berman Equity Funds) and notes thereto included in the Semi-Annual Report to Shareholders of Neuberger Berman Equity Funds for the fiscal period ended February 29, 2008 (File Nos. 002-11357 and 811-00582).

      (3) The Statement of Additional Information of Neuberger Berman Equity Funds, as it relates to Genesis Fund, dated December 17, 2007, as amended January 31, 2008 (File Nos. 002-11357 and 811-00582).

          This SAI is not a prospectus and should be read only in conjunction with the combined Proxy Statement and Prospectus dated June [6], 2008 relating to the above-referenced matter. A copy of the combined Proxy Statement and Prospectus may be obtained by calling Neuberger Berman Management Inc. at 800-877-9700.

NEUBERGER BERMAN FASCIANO FUND

                                                             VOTE TODAY BY MAIL,
                                                TOUCH-TONE PHONE OR THE INTERNET
                                                 CALL TOLL-FREE [              ]
                                                   OR LOG ON TO [              ]


                  PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS
                               [AUGUST [_], 2008]

     THIS PROXY IS BEING SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE
                         NEUBERGER BERMAN EQUITY FUNDS.

      The undersigned hereby appoints as proxies ______________ and ______________, and each of them (with Power of Substitution), to vote all shares of beneficial interest of the undersigned in Neuberger Berman Fasciano Fund ("Fund") at the Special Meeting of Shareholders to be held at 605 Third Avenue, 41st Floor, New York, NY 10158-3698 on August 1, 2008 at 11:00 a.m., Eastern Time and any adjournment thereof (the "Meeting") at which shareholders will be asked to consider and act upon the proposal described in the Proxy Statement dated June [6], 2008.

      Receipt  of  the  Notice  of  Special  Meeting  of  Shareholders and Proxy
Statement is acknowledged by your execution of this proxy. The shares represented by this proxy will be voted as instructed. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" THE PROPOSAL SET FORTH ON THE REVERSE SIDE AND DISCRETIONARY POWER TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE SIGN AND DATE THIS PROXY BELOW AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE.

                                                        Date _____________, 2008



                        ________________________________________________________
                        Signature (owner, joint owner, trustee, custodian, etc.)


      Please sign exactly as your name appears hereon. If shares are held in the name of joint owners, either owner may sign. Attorneys-in-fact, executors, administrators, etc. should so indicate. If shareholder is a corporation, partnership, trust, estate or similar account, the name and capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

            YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.
      PLEASE SIGN AND DATE THE REVERSE SIDE OF THIS PROXY CARD AND RETURN
                     IT PROMPTLY IN THE ENCLOSED ENVELOPE.



               THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED

     PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.
                       PLEASE DO NOT USE FINE POINT PENS.

                                                          FOR  AGAINST  ABSTAIN

ITEM  1.  To   approve  a  Plan  of                       [_]    [_]      [_]
Reorganization   and   Dissolution,
involving Neuberger Berman Fasciano
Fund    ("Fasciano    Fund")    and
Neuberger   Berman   Genesis   Fund
("Genesis Fund"),  each a series of
Neuberger  Berman Equity Funds, and
the    transactions    contemplated
thereby, including (a) the transfer
of all the assets of Fasciano  Fund
to, and the  assumption  of all the
liabilities  of  Fasciano  Fund by,
Genesis Fund in exchange solely for
two  classes  of shares of  Genesis
Fund, (b) the distribution of those
Genesis  Fund  shares  pro  rata to
shareholders  of the respective two
classes  of  Fasciano  Fund and (c)
the  dissolution  of Fasciano  Fund
thereafter.


            IF YOU PLAN TO ATTEND THE MEETING, PLEASE CALL 1-800-877-9700.

                           PLEASE SIGN ON THE REVERSE SIDE.

                         NEUBERGER BERMAN EQUITY FUNDS
                                    FORM N-14

                                     PART C

                               OTHER INFORMATION


Item 15.  Indemnification.
-------   ---------------

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

Section 9.1 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 12 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 13 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 11 of the Distribution Agreement with respect to Investor Class Shares, and Section 14 of the Distribution and Services Agreement with respect to the Advisor Class Shares, between the Registrant and NB Management (on behalf of the Investor Class and Advisor Class, respectively, of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.Exhibits.
----------------

     Exhibit                       Description
     Number                        -----------
     ------

     (1) (a) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 21,
              1998).

     Exhibit                       Description
     Number                        -----------
     ------

          (b) Trust Instrument, Amended and Restated. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

     (2) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

     (3)  Voting Trust Agreement.  Not Applicable.

     (4) Plan of Reorganization and Termination. Filed herewith as Appendix A to the combined Proxy Statement and Prospectus.

     (5) (a) Trust Instrument, Amended and Restated of Neuberger Berman Equity Funds, Articles IV, V and VI. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

          (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI and VIII. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15, 2008).

     (6)  (a) (i)  Management Agreement Between Neuberger Berman Equity Funds
                   and Neuberger Berman Management Inc. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811- 582 (Filed December 19, 2003).

              (ii) Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15,
                   2008).

          (b) (i) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with respect to Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

              (ii) Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 15,
                   2008).

     (7)  (a) (i)  Distribution Agreement Between Neuberger Berman Equity Funds
                   and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

     Exhibit                       Description
     Number                        -----------
     ------

              (ii) Amended Distribution Agreement Schedule with Respect to
                   Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17,
                   2007).

          (b) (i) Distribution and Services Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

              (ii) Amended Distribution and Services Agreement Schedule with
                   Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811- 582 (Filed December 17,
                   2007).

     (8)  Bonus, Profit Sharing Contracts.  None.

     (9) (a) Custodian Contract Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 15,
              1995).

          (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

     (10) (a) Plan Pursuant to Rule 12b-1 with Respect to Advisor Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
              2000).

          (b) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17, 2007).

          (c) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 133 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed February 22,
              2008).

     (11) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP on Securities Matters with Respect to Neuberger Berman Equity Funds. (Filed herewith).

     (12) Opinion of Counsel Supporting Tax Matters. To be filed by amendment within a reasonable time after closing.

     (13) (a) Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 116 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed June 2, 2006).

     Exhibit                       Description
     Number                        -----------
     ------

          (b) (i) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

              (ii) Amended Administration Agreement Schedule with Respect to
                   Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17,
                   2007).

          (c) (i) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

              (ii) Amended Administration Agreement Schedule with Respect to
                   Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 17,
                   2007).

          (d) Expense Limitation Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to the Funds and Classes listed on Schedule A of the Agreement. Incorporated by Reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 18, 2007).

     (14) Consent of Independent Registered Public Accounting Firm. (Filed herewith).

     (15) Financial Statements Omitted from Prospectus.  None.

     (16) Power of Attorney.  (Filed herewith).

     (17) Additional Exhibits.  None.

Item 17.  Undertakings.
-------   ------------

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file an amendment to the registration statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters within a reasonable time after receipt of such opinion.

                                   SIGNATURES

  As required by the Securities Act of 1933, as amended ("1933 Act"), this registration statement has been signed on behalf of the Registrant, in the City and State of New York on the 2nd day of May 2008.

                                              NEUBERGER BERMAN EQUITY FUNDS


                                              By:    /s/ Jack L. Rivkin
                                                     --------------------
                                              Name:  Jack L. Rivkin*
                                              Title: President and Trustee


        As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                  Title                               Date
---------                                  -----                               ----
/s/ Peter E. Sundman             Chairman of the Board, Chief              May 2, 2008
----------------------           Executive Officer and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin               President and Trustee                     May 2, 2008
----------------------
Jack L. Rivkin*

/s/ John M. McGovern         Treasurer and Principal Financial and         April 30, 2008
----------------------                   Accounting Officer
John M. McGovern

/s/ John Cannon                           Trustee                          May 2, 2008
----------------------
John Cannon*

/s/ Faith Colish                          Trustee                          May 2, 2008
----------------------
Faith Colish*

/s/ Martha C. Goss                        Trustee                          May 2, 2008
----------------------
Martha C. Goss*

/s/ C. Anne Harvey                        Trustee                          May 2, 2008
----------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                      Trustee                          May 2, 2008
----------------------
Robert A. Kavesh*

/s/ Michael M. Knetter                    Trustee                          May 2, 2008
----------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                      Trustee                          May 2, 2008
----------------------
Howard A. Mileaf*

/s/ George W. Morriss                     Trustee                          May 2, 2008
----------------------
George W. Morriss*

                                       7

Signature                                  Title                               Date
---------                                  -----                               ----

/s/ Edward I. O'Brien                     Trustee                          May 2, 2008
----------------------
Edward I. O'Brien*

/s/ William E. Rulon                      Trustee                          May 2, 2008
----------------------
William E. Rulon*

/s/ Cornelius T. Ryan                     Trustee                          May 2, 2008
----------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                           Trustee                          May 2, 2008
----------------------
Tom D. Seip*

/s/ Candace L. Straight                   Trustee                          May 2, 2008
----------------------
Candace L. Straight*

/s/ Peter P. Trapp                        Trustee                          May 2, 2008
----------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on May 2, 2008 pursuant to a power of attorney filed herewith.

                                       8